As filed with the Securities and Exchange Commission on November 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill
President
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.5%
Consumer Discretionary - 14.1%
206,529	Amazon.com, Inc.*	105,720,130
1,919,805	Starbucks Corp.	109,121,716
1,030,267	TripAdvisor, Inc.*	64,927,426
415,768	Under Armour, Inc.*	40,238,027
		320,007,299
Consumer Staples - 9.6%
519,082	Costco Wholesale Corp.	75,043,685
989,328	Estee Lauder Companies, Inc.	79,818,983
909,226	Mead Johnson Nutrition Co.	64,009,510
		218,872,178
Energy - 2.1%
1,527,413	FMC Technologies, Inc.*	47,349,803
Financials - 3.7%
2,950,858	Charles Schwab Corp.	84,276,504
Health Care - 14.4%
266,894	Alexion Pharmaceuticals, Inc.*	41,739,553
1,147,102	Bristol-Myers Squibb Co.	67,908,438
766,186	DaVita HealthCare Partners, Inc.*	55,418,233
1,077,759	Express Scripts Holding Co.*	87,255,369
165,124	Intuitive Surgical, Inc.*	75,887,688
		328,209,281
Industrials - 11.1%
949,674	Colfax Corp.*	28,404,749
976,174	Danaher Corp.	83,179,787
1,430,710	Fastenal Co.	52,378,293
631,980	Stericycle, Inc.*	88,041,134
		252,003,963
Information Technology - 38.4%
493,740	Akamai Technologies, Inc.*	34,097,684
1,341,911	Amphenol Corp.	68,383,785
498,393	ANSYS, Inc.*	43,928,359
669,793	Apple, Inc.	73,878,168
1,109,219	Cognizant Technology Solutions Corp.*	69,448,202
1,020,497	Facebook, Inc.*	91,742,680
352,150	Fleetcor Technologies, Inc.*	48,462,883
2,390,922	Genpact, Ltd.*	56,449,668
68,421	Google, Inc. - Class A*	43,677,914
69,428	Google, Inc. - Class C*	42,241,384
1,158,345	National Instruments Corp.	32,190,408
343,420	NetSuite, Inc.*	28,812,938
738,136	NXP Semiconductors NV*	64,269,501
1,032,972	salesforce.com, Inc.*	71,719,246
1,472,630	Visa, Inc.	102,583,406
		871,886,226

Materials - 3.1%
651,041	Ecolab, Inc.	71,432,219
Total Common Stocks (Cost $1,628,253,373)		2,194,037,473

Short-Term Investments - 3.5%
Money Market Funds - 3.5%
79,782,302	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	79,782,302
Total Short-Term Investments (Cost $79,782,302)		79,782,302
Total Investments - 100.0% (Cost $1,708,035,675)		2,273,819,775
Liabilities in Excess of Other Assets - 0.0%		(463,954)
NET ASSETS - 100.0%		$2,273,355,821

* Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$1,713,317,791
Gross unrealized appreciation		630,139,936
Gross unrealized depreciation		(69,637,952)
Net unrealized appreciation		$560,501,984

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$2,194,037,473	$-	$-
Short-Term Investments	$79,782,302	$-	$-
Total Investments	$2,273,819,775	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Consumer Discretionary - 10.7%
80,692	Best Buy, Inc.	2,995,287
75,233	GameStop Corp.	3,100,352
121,577	Garmin, Ltd.	4,362,183
47,399	Michael Kors Holdings, Ltd.*	2,002,134
45,017	Viacom, Inc.	1,942,483
		14,402,439
Consumer Staples - 5.4%
42,403	Philip Morris International, Inc.	3,363,830
96,031	Unilever NV ADR	3,860,446
		7,224,276
Energy - 9.8%
22,643	National Oilwell Varco, Inc.	852,509
44,901	Occidental Petroleum Corp.	2,970,201
84,575	Oceaneering International, Inc.	3,322,106
130,840	Plains GP Holdings L.P.	2,289,700
141,086	Suncor Energy, Inc.	3,769,818
		13,204,334
Financials - 22.7%
34,176	Ameriprise Financial, Inc.	3,729,627
115,598	Charles Schwab Corp.	3,301,479
88,071	Forest City Enterprises, Inc.*	1,772,869
88,419	JPMorgan Chase & Co.	5,390,907
48,976	Northern Trust Corp.	3,338,204
470,312	Regions Financial Corp.	4,237,511
110,062	SunTrust Banks, Inc.	4,208,771
109,255	Synovus Financial Corp.	3,233,948
20,336	T. Rowe Price Group, Inc.	1,413,352
		30,626,668
Health Care - 17.4%
84,928	AbbVie, Inc.	4,620,932
35,714	Baxalta, Inc.	1,125,348
114,219	Hologic, Inc.*	4,469,389
38,635	Merck & Co., Inc.	1,908,183
35,329	Novartis AG ADR	3,247,442
68,236	Sanofi S.A. ADR	3,239,163
85,344	Teva Pharmaceutical Industries, Ltd. ADR	4,818,522
		23,428,979
Industrials - 4.8%
142,201	General Electric Co.	3,586,309
34,067	Joy Global, Inc.	508,620
44,632	PACCAR, Inc.	2,328,452
		6,423,381
Information Technology - 24.5%
37,866	Apple, Inc.	4,176,620
37,098	Check Point Software Technologies, Ltd.*	2,942,984
178,760	Cisco Systems, Inc.	4,692,450
101,605	CommScope Holdings Co, Inc.*	3,051,198
74,286	eBay, Inc.*	1,815,550
51,091	Microchip Technology, Inc.	2,201,511
180,851	Micron Technology, Inc.*	2,709,148
67,332	Microsoft Corp.	2,980,114
43,018	Paypal Holdings, Inc.*	1,335,279
76,309	QUALCOMM, Inc.	4,100,083
105,025	Yahoo, Inc.*	3,036,273
		33,041,210
Total Common Stocks (Cost $113,874,495)		128,351,287

Real Estate Investment Trusts - 2.3%
52,903	W.P. Carey, Inc.	3,058,323
Total Real Estate Investment Trusts (Cost $3,102,432)		3,058,323

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
4,273,839	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	4,273,839
Total Short-Term Investments (Cost $4,273,839)		4,273,839
Total Investments - 100.8% (Cost $121,250,766)		135,683,449
Liabilities in Excess of Other Assets - (0.8)%		(1,056,605)
NET ASSETS - 100.0%		$134,626,844

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$122,676,232
Gross unrealized appreciation		23,750,616
Gross unrealized depreciation		(10,743,399)
Net unrealized appreciation		$13,007,217

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$128,351,287	$-	$-
Real Estate Investment Trusts	$3,058,323	$-	$-
Short-Term Investments	$4,273,839	$-	$-
Total Investments	$135,683,449	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Consumer Discretionary - 16.5%
201,887	Best Buy, Inc.	7,494,045
101,510	CarMax, Inc.*	6,021,573
119,430	Lowe's Companies, Inc.	8,231,116
7,330	Priceline Group, Inc.*	9,066,184
82,384	TJX Companies, Inc.	5,883,865
85,430	Walt Disney Co.	8,730,946
		45,427,729
Consumer Staples - 1.4%
40,182	PepsiCo, Inc.	3,789,163
Energy - 6.2%
334,884	Kinder Morgan, Inc.	9,269,589
82,347	Occidental Petroleum Corp.	5,447,254
59,548	Oceaneering International, Inc.	2,339,046
		17,055,889
Financials - 19.6%
51,816	American Express Co.	3,841,120
158,783	Bank of America Corp.	2,473,839
98,812	Berkshire Hathaway, Inc.*	12,885,085
282,622	Charles Schwab Corp.	8,071,684
83,051	Franklin Resources, Inc.	3,094,480
103,722	JPMorgan Chase & Co.	6,323,930
347,022	Regions Financial Corp.	3,126,668
40,679	T. Rowe Price Group, Inc.	2,827,191
221,979	Wells Fargo Co.	11,398,622
		54,042,619
Health Care - 12.9%
58,317	Anthem, Inc.	8,164,380
43,824	Edwards Lifesciences Corp.*	6,230,458
133,397	Express Scripts Holding Co.*	10,799,821
48,337	Merck & Co., Inc.	2,387,364
142,434	Teva Pharmaceutical Industries, Ltd. ADR	8,041,824
		35,623,847
Industrials - 8.6%
158,392	Canadian National Railway Co.	8,990,330
21,192	Canadian Pacific Railway, Ltd.	3,042,535
59,934	Owens Corning	2,511,834
80,354	United Rentals, Inc.*	4,825,258
48,655	United Technologies Corp.	4,329,808
		23,699,765
Information Technology - 28.8%
69,982	Accenture PLC	6,876,431
65,350	Apple, Inc.	7,208,105
113,024	eBay, Inc.*	2,762,307
7,139	Google, Inc. - Class A*	4,557,324
12,578	Google, Inc. - Class C*	7,652,707
18,797	International Business Machines Corp.	2,725,001
114,783	MasterCard, Inc.	10,344,244
152,189	Microsoft Corp.	6,735,885
113,024	Paypal Holdings, Inc.*	3,508,265
110,932	QUALCOMM, Inc.	5,960,376
236,044	Visa, Inc.	16,442,825
160,990	Yahoo, Inc.*	4,654,221
		79,427,691

Telecommunication Services - 1.3%
46,406	Crown Castle International Corp.	3,660,041
Total Common Stocks (Cost $222,767,256)		262,726,744

Warrants - 0.1%
20,000	Wells Fargo Co.*	361,800
Total Warrants (Cost $221,299)		361,800

Short-Term Investments - 5.3%
Money Market Funds - 5.3%
14,512,650	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	14,512,650
Total Short-Term Investments (Cost $14,512,650)		14,512,650
Total Investments - 100.7% (Cost $237,501,205)		277,601,194
Liabilities in Excess of Other Assets - (0.7)%		(2,050,627)
NET ASSETS - 100.0%		$275,550,567

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$237,717,277
Gross unrealized appreciation		48,810,363
Gross unrealized depreciation		(8,926,446)
Net unrealized appreciation		$39,883,917

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$262,726,744	$-	$-
Warrants	$361,800	$-	$-
Short-Term Investments	$14,512,650	$-	$-
Total Investments	$277,601,194	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.5%
Consumer Discretionary - 13.9%
110,394	Best Buy, Inc.	4,097,825
103,341	GameStop Corp.	4,258,683
119,276	Garmin, Ltd.	4,279,623
31,965	McDonald's Corp.	3,149,511
48,736	Target Corp.	3,833,574
71,410	V.F. Corp.	4,870,876
		24,490,092
Consumer Staples - 12.2%
155,336	Altria Group, Inc.	8,450,279
70,336	Coca-Cola Co.	2,821,880
67,197	Philip Morris International, Inc.	5,330,738
124,941	Unilever NV ADR	5,022,628
		21,625,525
Energy - 7.9%
219,260	Kinder Morgan, Inc.	6,069,117
58,535	Occidental Petroleum Corp.	3,872,090
233,873	Plains GP Holdings L.P.	4,092,777
		14,033,984
Financials - 13.0%
23,588	Ameriprise Financial, Inc.	2,574,159
64,174	Cincinnati Financial Corp.	3,452,561
44,731	Erie Indemnity Co.	3,709,989
79,261	JPMorgan Chase & Co.	4,832,543
115,926	OneBeacon Insurance Group, Ltd.	1,627,601
30,211	T. Rowe Price Group, Inc.	2,099,665
91,535	Wells Fargo Co.	4,700,322
		22,996,840
Health Care - 13.8%
93,950	AbbVie, Inc.	5,111,820
46,483	Johnson & Johnson	4,339,188
71,124	Merck & Co., Inc.	3,512,814
67,520	Novartis AG ADR	6,206,438
91,042	Teva Pharmaceutical Industries, Ltd. ADR	5,140,231
		24,310,491
Industrials - 10.9%
168,196	General Electric Co.	4,241,903
123,354	Healthcare Services Group, Inc.	4,157,030
91,203	Nielsen Holdings PLC	4,055,797
55,780	PACCAR, Inc.	2,910,043
42,615	United Technologies Corp.	3,792,309
		19,157,082
Information Technology - 15.6%
41,779	Accenture PLC	4,105,205
37,162	Apple, Inc.	4,098,969
73,205	Automatic Data Processing, Inc.	5,882,754
94,521	Cisco Systems, Inc.	2,481,176
148,658	Microsoft Corp.	6,579,603
81,350	QUALCOMM, Inc.	4,370,935
		27,518,642
Materials - 1.2%
20,165	Praxair, Inc.	2,054,007
Total Common Stocks (Cost $127,306,883)		156,186,663

Preferred Stocks - 2.5%
174,627	Public Storage, Inc. - Series S	4,407,586
Total Preferred Stocks (Cost $4,301,727)		4,407,586

Real Estate Investment Trusts - 5.5%
109,489	Plum Creek Timber Co., Inc.	4,325,910
92,934	W.P. Carey, Inc.	5,372,515
Total Real Estate Investment Trusts (Cost $10,259,288)		9,698,425

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
7,717,857	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	7,717,857
Total Short-Term Investments (Cost $7,717,857)		7,717,857
Total Investments - 100.9% (Cost $149,585,755)		178,010,531
Liabilities in Excess of Other Assets - (0.9)%		(1,550,519)
NET ASSETS - 100.0%		$176,460,012

ADR - American Depositary Receipt
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$148,497,365
Gross unrealized appreciation		34,160,438
Gross unrealized depreciation		(4,647,272)
Net unrealized appreciation		$29,513,166

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$156,186,663	$-	$-
Preferred Stocks	$4,407,586	$-	$-
Real Estate Investment Trusts	$9,698,425	$-	$-
Short-Term Investments	$7,717,857	$-	$-
Total Investments	$178,010,531	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.7%
Consumer Discretionary - 18.3%
22,530	Amazon.com, Inc.*	11,532,882
8,646	Chipotle Mexican Grill, Inc.*	6,227,281
42,929	Delphi Automotive PLC	3,264,321
78,150	Nike, Inc.	9,610,106
158,294	Starbucks Corp.	8,997,431
83,720	TJX Companies, Inc.	5,979,282
		45,611,303
Health Care - 17.1%
38,077	Alexion Pharmaceuticals, Inc.*	5,954,862
135,431	Bristol-Myers Squibb Co.	8,017,515
121,963	Cerner Corp.*	7,312,902
95,775	IDEXX Laboratories, Inc.*	7,111,294
86,546	Novo Nordisk A.S.	4,694,255
76,736	Thermo Fisher Scientific, Inc.	9,383,278
		42,474,106
Industrials - 28.6%
85,964	A. O. Smith Corp.	5,603,993
30,345	Acuity Brands, Inc.	5,327,975
105,169	Canadian National Railway Co.	5,969,392
120,384	Danaher Corp.	10,257,921
134,018	Hexcel Corp.	6,012,047
73,577	J.B. Hunt Transport Services, Inc.	5,253,398
42,151	Middleby Corp.*	4,433,864
68,589	Stericycle, Inc.*	9,555,134
132,023	Verisk Analytics, Inc.*	9,757,820
104,089	Westinghouse Air Brake Technologies Corp.	9,165,036
		71,336,580
Information Technology - 27.0%
97,022	Akamai Technologies, Inc.*	6,700,339
117,474	Arm Holdings PLC ADR	5,080,750
118,555	Facebook, Inc.*	10,658,095
3,267	Google, Inc. - Class A*	1,987,708
10,587	Google, Inc. - Class C*	6,758,423
67,342	Intuit, Inc.	5,976,603
64,432	NXP Semiconductors NV*	5,610,094
89,041	salesforce.com, Inc.*	6,182,117
123,127	TE Connectivity, Ltd.	7,374,076
157,130	Visa, Inc.	10,945,676
		67,273,881
Materials - 2.7%
60,358	Ecolab, Inc.	6,622,480
Total Common Stocks (Cost $175,307,686)		233,318,350

Real Estate Investment Trusts - 2.0%
58,280	American Tower Corp.	5,127,474
Total Real Estate Investment Trusts (Cost $5,382,308)		5,127,474

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
10,427,600	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	10,427,600
Total Short-Term Investments (Cost $10,427,600)		10,427,600
Total Investments - 99.9% (Cost $191,117,594)		248,873,424
Other Assets in Excess of Liabilities - 0.1%		145,998
NET ASSETS - 100.0%		$249,019,422

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$191,170,943
Gross unrealized appreciation		59,875,989
Gross unrealized depreciation		(2,173,508)
Net unrealized appreciation		$57,702,481

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$233,318,350	$-	$-
Real Estate Investment Trusts	$5,127,474	$-	$-
Short-Term Investments	$10,427,600	$-	$-
Total Investments	$248,873,424	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.7%
Consumer Discretionary - 9.0%
61,580	2U, Inc.*	2,210,722
81,315	Ascent Capital Group, Inc.*	2,226,405
241,238	Black Diamond, Inc.*	1,514,975
115,927	Bright Horizons Family Solutions, Inc.*	7,447,150
12,944	CoStar Group, Inc.*	2,240,089
186,833	Liberty TripAdvisor Holdings, Inc.*	4,142,087
175,583	Lindblad Expeditions Holdings, Inc.*	1,715,446
50,575	Qunar Cayman Islands, Ltd.*	1,520,790
		23,017,664
Consumer Staples - 2.1%
25,459	PriceSmart, Inc.	1,968,999
45,058	Treehouse Foods, Inc.*	3,505,062
		5,474,061
Financials - 6.4%
84,020	City National Corp.	7,398,801
131,376	ConnectOne Bancorp, Inc.	2,535,557
60,883	Patriot National, Inc.*	963,778
115,246	Prosperity Bancshares, Inc.	5,659,731
		16,557,867
Health Care - 17.1%
47,772	Acceleron Pharma, Inc.*	1,189,523
31,300	Alder Biopharmaceuticals, Inc.*	1,025,388
58,857	Cardiovascular Systems, Inc.*	932,295
87,875	Charles River Laboratories International, Inc.*	5,581,820
37,948	Coherus BioSciences, Inc. *	760,478
118,191	Dyax Corp.*	2,256,266
41,741	Henry Schein, Inc.*	5,539,865
49,898	Heron Therapeutics, Inc.*	1,217,511
71,248	IDEXX Laboratories, Inc.*	5,290,164
28,605	Incyte Corp.*	3,155,990
12,778	Laboratory Corp. of America Holdings*	1,386,030
90,565	Medidata Solutions, Inc.*	3,813,692
27,579	Neurocrine Biosciences, Inc.*	1,097,368
139,906	Novadaq Technologies, Inc.*	1,459,220
66,197	Omeros Corp.*	725,519
88,972	Teladoc, Inc.*	1,983,186
19,506	Ultragenyx Pharmaceutical, Inc.*	1,878,623
106,534	WuXi PharmaTech, Inc. ADR*	4,603,334
		43,896,272
Industrials - 21.2%
100,588	Advisory Board Co.*	4,580,777
56,502	CEB, Inc.	3,861,347
33,941	Colfax Corp.*	1,015,175
92,339	DigitalGlobe, Inc.*	1,756,288
104,184	ESCO Technologies, Inc.	3,740,205
96,360	Healthcare Services Group, Inc.	3,247,332
90,850	HEICO Corp.	4,440,748
123,191	Hexcel Corp.	5,526,348
56,281	IDEX Corp.	4,012,835
153,469	Knight Transportation, Inc.	3,683,256
20,976	Landstar System, Inc.	1,331,347
83,042	Roadrunner Transportation Systems, Inc.*	1,527,973
75,922	Team, Inc.*	2,438,615
204,881	Waste Connections, Inc.	9,953,119
80,197	Woodward, Inc.	3,264,018
		54,379,383

Information Technology - 35.1%
30,423	Aspen Technology, Inc.*	1,153,336
89,582	Blackbaud, Inc.	5,027,342
155,571	Broadridge Financial Solutions, Inc.	8,610,855
212,986	BroadSoft, Inc.*	6,381,061
55,784	Cavium, Inc.*	3,423,464
130,442	CoreLogic, Inc.*	4,856,356
30,004	Demandware, Inc.*	1,550,607
86,603	Electronics For Imaging, Inc.*	3,748,178
59,796	Fair Isaac Corp.	5,052,762
211,056	Genpact, Ltd.*	4,983,032
18,236	Global Payments, Inc.	2,092,216
30,409	Guidewire Software, Inc.*	1,598,905
109,798	HomeAway, Inc.*	2,914,039
196,643	Interactive Intelligence Group, Inc.*	5,842,263
147,896	M/A-COM Technology Solutions Holdings, Inc.*	4,287,505
99,840	MAXIMUS, Inc.	5,946,470
113,771	Monotype Imaging Holdings, Inc.	2,482,483
143,375	Pegasystems, Inc.	3,528,459
21,247	SPS Commerce, Inc.*	1,442,459
99,567	Synchronoss Technologies, Inc.*	3,265,798
33,500	Ultimate Software Group, Inc.*	5,996,835
14,743	WEX, Inc.*	1,280,282
184,406	Xoom Corp.*	4,588,021
		90,052,728
Telecommunication Services - 2.8%
225,927	Cogent Communications Holdings, Inc.	6,136,178
133,875	Incontact, Inc.*	1,005,401
		7,141,579
Total Common Stocks (Cost $184,747,892)		240,519,554

Private Placements - 1.1%
18,000	Greenspring Global Partners IV-B, L.P.*^†	2,615,641
74,769	Greenspring Global Partners V-B, L.P.*~†	110,374
Total Private Placements (Cost $724,907)		2,726,015

Short-Term Investments - 5.7%
Money Market Funds - 5.7%
14,753,034	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	14,753,034
Total Short-Term Investments (Cost $14,753,034)		14,753,034
Total Investments - 100.5% (Cost $200,225,833)		257,998,603
Liabilities in Excess of Other Assets - (0.5)%		(1,241,331)
NET ASSETS - 100.0%		$256,757,272

ADR - American Depositary Receipt
*Non-Income Producing
^Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to February 2015 as part of a $2,000,000 capital commitment. At September 30, 2015, 1,800,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from
October 2012 to June 2015 as part of a $100,000 capital commitment. At September 30, 2015, $74,769 of the capital commitment has been fulfilled by the Fund.

†All or a portion of this security is considered illiquid. At September 30, 2015 the total market value of securities considered illiquid was $2,726,015 or 1.1% of net assets.
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$201,059,985
Gross unrealized appreciation		70,340,692
Gross unrealized depreciation		(13,402,074)
Net unrealized appreciation		$56,938,618

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$240,519,554	$-	$-
Private Placements	$-	$-	$2,726,015
Short-Term Investments	$14,753,034	$-	$-
Total Investments	$255,272,588	$-	$2,726,015

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.2%
Consumer Discretionary - 15.4%
256,965	Ascent Capital Group, Inc.*	7,035,702
353,723	Cato Corp.	12,037,194
468,496	Core-Mark Holding Co., Inc.	30,663,063
232,646	Culp, Inc.	7,460,957
1,474,031	Denny's Corp.*	16,258,562
617,676	Destination Maternity Corp.	5,694,973
946,683	Diamond Resorts International, Inc.*	22,142,915
230,805	Liberty Global PLC LiLAC*	7,902,763
190,350	Murphy USA, Inc.*	10,459,732
102,473	Starz, Inc.*	3,826,342
		123,482,203
Consumer Staples - 1.4%
105,087	Casey's General Stores, Inc.	10,815,554
Energy - 3.8%
361,705	Exterran Holdings, Inc.	6,510,690
139,502	Green Plains Partners LP*	1,841,426
531,481	Par Petroleum Corp.*	11,070,749
440,939	RigNet, Inc.*	11,243,945
		30,666,810
Financials - 32.7%
2,004,624	American Capital, Ltd.*	24,376,228
223,912	American Equity Investment Life Holding Co.	5,219,389
270,763	Assurant, Inc.	21,392,985
823,311	Cash America International, Inc.	23,028,009
141,165	Farmers Capital Bank Corp.*	3,507,950
1,083,996	Forest City Enterprises, Inc.*	21,820,839
506,391	Maiden Holdings, Ltd.	7,028,707
354,815	Medley Management, Inc.†	2,348,875
434,047	National General Holdings Corp.	8,372,767
1,209,912	NorthStar Asset Management Group, Inc.	17,374,336
334,150	OceanFirst Financial Corp.†	5,754,063
768,197	Oritani Financial Corp.	11,999,237
303,143	Pacific Premier Bancorp, Inc.*	6,159,866
307,276	Patriot National, Inc.*	4,864,179
304,795	Renasant Corp.	10,012,516
192,910	StanCorp Financial Group, Inc.	22,030,322
1,037,581	Synovus Financial Corp.	30,712,397
2,033,133	TFS Financial Corp.	35,071,544
61,761	Triumph Bancorp, Inc.*	1,037,585
		262,111,794
Health Care - 2.8%
146,750	Addus HomeCare Corp.*	4,571,262
512,910	Air Methods Corp.*	17,485,102
		22,056,364
Industrials - 12.7%
855,192	Albany International Corp.†	24,467,043
507,079	DigitalGlobe, Inc.*	9,644,643
485,718	EnPro Industries, Inc.	19,025,574
881,875	Federal Signal Corp.	12,090,506
389,267	Kadant, Inc.	15,185,306
578,043	McGrath RentCorp	15,427,968
291,430	Thermon Group Holdings, Inc.*	5,988,886
		101,829,926

Information Technology - 11.7%
442,317	Broadridge Financial Solutions, Inc.	24,482,246
196,356	CoreLogic, Inc.*	7,310,334
837,093	CTS Corp.†	15,494,591
65,453	DST Systems, Inc.	6,881,728
602,843	EchoStar Corp.*	25,940,334
348,617	Electro Rent Corp.†	3,618,645
165,301	MAXIMUS, Inc.	9,845,328
		93,573,206
Materials - 8.8%
391,334	Clearwater Paper Corp.*	18,486,618
275,584	Deltic Timber Corp.	16,482,679
190,277	Innophos Holdings, Inc.	7,542,581
142,756	KMG Chemicals, Inc.	2,753,763
434,285	Neenah Paper, Inc.	25,310,130
		70,575,771
Telecommunication Services - 2.9%
310,034	Atlantic Tele-Network, Inc.	22,920,814
Total Common Stocks (Cost $680,373,101)		738,032,442

Real Estate Investment Trusts - 3.1%
942,891	Campus Crest Communities, Inc.	5,016,180
2,846,347	MFA Financial, Inc.	19,383,623
Total Real Estate Investment Trusts (Cost $28,750,993)		24,399,803

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
33,961,891	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	33,961,891
Total Short-Term Investments (Cost $33,961,891)		33,961,891
Total Investments - 99.5% (Cost $743,085,985)		796,394,136
Other Assets in Excess of Liabilities - 0.5%		4,030,215
NET ASSETS - 100.0%		$800,424,351

*Non-Income Producing
†All or a portion of this security is considered illiquid. At September 30, 2015 the total market value of securities considered illiquid was $9,831,122 or 1.2% of net assets.
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$744,263,275
Gross unrealized appreciation		142,665,625
Gross unrealized depreciation		(90,534,764)
Net unrealized appreciation		$52,130,861

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$738,032,442	$-	$-
Real Estate Investment Trusts	$24,399,803	$-	$-
Short-Term Investments	$33,961,891	$-	$-
Total Investments	$796,394,136	$-	$-

Brown Advisory Opportunity Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.1%
Consumer Discretionary - 18.5%
1,000	Alibaba Group Holding, Ltd.*	58,970
443	Amazon.com, Inc.*	226,767
1,914	Garmin, Ltd.	68,674
2,584	Nike, Inc.	317,755
196	Priceline Group, Inc.*	242,425
5,161	Starbucks Corp.	293,351
3,836	TJX Companies, Inc.	273,967
2,534	Under Armour, Inc.*	245,241
		1,727,150
Consumer Staples - 2.4%
1,424	Estee Lauder Companies, Inc.	114,888
1,540	Mead Johnson Nutrition Co.	108,416
		223,304
Energy - 6.0%
1,501	FMC Technologies, Inc.*	46,531
2,762	Occidental Petroleum Corp.	182,706
4,732	Oceaneering International, Inc.	185,873
1,914	Phillips 66	147,072
		562,182
Financials - 11.8%
11,902	American Capital, Ltd.*	144,728
2,141	Ameriprise Financial, Inc.	233,647
6,902	Charles Schwab Corp.	197,121
3,938	JPMorgan Chase & Co.	240,100
2,247	Moody's Corp.	220,656
1,738	Realogy Holdings Corp.*	65,401
		1,101,653
Health Care - 13.6%
1,539	Acceleron Pharma, Inc.*	38,321
1,390	Alexion Pharmaceuticals, Inc.*	217,382
2,495	Bristol-Myers Squibb Co.	147,704
1,807	Cigna Corporation	243,981
2,847	DaVita HealthCare Partners, Inc.*	205,923
1,959	Edwards Lifesciences Corp.*	278,511
822	Merck & Co., Inc.	40,599
11,976	Tandem Diabetes Care, Inc.*	105,509
		1,277,930
Industrials - 13.7%
1,685	3M Co.	238,883
2,427	Albany International Corp.	69,437
3,751	Colfax Corp.*	112,192
1,412	EnPro Industries, Inc.	55,308
2,106	Fastenal Co.	77,101
5,164	General Electric Co.	130,236
2,904	McGrath RentCorp	77,508
3,974	Verisk Analytics, Inc.*	293,718
2,151	WABCO Holdings, Inc.*	225,489
		1,279,872
Information Technology - 26.1%
2,087	Apple, Inc.	230,196
4,294	BroadSoft, Inc.*	128,648
1,934	Check Point Software Technologies, Ltd.*	153,424
4,502	Cognizant Technology Solutions Corp.*	281,870
2,223	eBay, Inc.*	54,330
5,191	Electro Rent Corp.	53,882
2,883	Facebook, Inc.*	259,182
2,460	Fair Isaac Corp.	207,870
143	Google, Inc.*	87,004
2,763	Interactive Intelligence Group, Inc.*	82,089
2,799	MasterCard, Inc.	252,246
2,712	NXP Semiconductors NV*	236,134
2,223	Paypal Holdings, Inc.*	69,002
2,573	Stratasys, Ltd.*	68,159
3,947	Visa, Inc.	274,948
		2,438,984

Materials - 5.0%
2,370	Ecolab, Inc.	260,036
932	Sherwin-Williams Co.	207,631
		467,667
Total Common Stocks (Cost $8,730,044)		9,078,742

Short-Term Investments - 3.0%
Money Market Funds - 3.0%
284,440	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	284,440
Total Short-Term Investments (Cost $284,440)		284,440
Total Investments - 100.1% (Cost $9,014,484)		9,363,182
Liabilities in Excess of Other Assets - (0.1)%		(7,000)
NET ASSETS - 100.0%		$9,356,182

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$9,024,973
Gross unrealized appreciation		1,237,334
Gross unrealized depreciation		(899,125)
Net unrealized appreciation		$338,209

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$9,078,742	$-	$-
Short-Term Investments	$284,440	$-	$-
Total Investments	$9,363,182	$-	$-

Brown Advisory Multi-Strategy Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Affiliated Mutual Funds - 95.4%
Domestic Equity Funds - 40.2%
54,265	Brown Advisory Flexible Equity Fund - Institutional Shares	807,999
8,544	Brown Advisory Small-Cap Fundamental Value Fund - Institutional Shares	183,961
3,159	Brown Advisory Small-Cap Growth Fund - Institutional Shares	103,193
		1,095,153
Foreign Equity Funds - 17.3%
15,395	Brown Advisory - Somerset Emerging Markets Fund - Institutional Shares	131,168
24,339	Brown Advisory - WMC Strategic European Equity Fund - Institutional Shares	235,110
10,296	Brown Advisory Emerging Markets Small-Cap Fund - Institutional Shares*	106,156
		472,434
Bond Funds - 37.9%
29,227	Brown Advisory Strategic Bond Fund - Investor Shares	278,244
76,611	Brown Advisory Total Return Fund - Institutional Shares	756,919
		1,035,163
Total Affiliated Mutual Funds (Cost $2,711,674)		2,602,750

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
113,589	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	113,589
Total Short-Term Investments (Cost $113,589)		113,589
Total Investments - 99.6% (Cost $2,825,263)		2,716,339
Other Assets in Excess of Liabilities - 0.4%		10,109
NET ASSETS - 100.0%		$2,726,448

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$2,831,923
Gross unrealized appreciation		-
Gross unrealized depreciation		(115,584)
Net unrealized depreciation		$(115,584)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Affiliated Mutual Funds	$2,602,750	$-	$-
Short-Term Investments	$113,589	$-	$-
Total Investments	$2,716,339	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.5%
China - 2.8%
20,034	AIA Group, Ltd.	104,192
Denmark - 2.7%
1,842	Novo Nordsik A/S	99,403
Germany - 2.9%
2,083	United Internet AG	105,605
Indonesia - 1.0%
59,855	Bank Rakyat Indonesia Persero	35,440
Japan - 4.1%
3,000	Fuji Heavy Industries, Ltd.	107,953
1,500	Omron Corp.	45,153
		153,106
Sweden - 1.3%
2,136	Atlas Copco AB	47,778
Switzerland - 2.3%
3,549	Credit Suisse Group AG	85,307
Taiwan - 2.3%
4,184	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	86,818
United Kingdom - 7.4%
3,144	Burberry Group PLC	65,171
940	Next PLC	108,327
2,436	Unilever PLC	99,217
		272,715
United States - 66.7%
Consumer Discretionary - 12.5%
1,003	Nike, Inc.	123,340
98	Priceline Group, Inc.*	121,212
1,829	Starbucks Corp.	103,960
1,550	TJX Companies, Inc.	110,701
		459,213
Consumer Staples - 2.7%
1,077	Hershey Co.	98,955
Financials - 10.4%
902	Ameriprise Financial, Inc.	98,435
3,620	Charles Schwab Corp.	103,387
1,507	JPMorgan Chase & Co.	91,882
919	Moody's Corp.	90,246
		383,950
Health Care - 9.2%
419	Alexion Pharmaceuticals, Inc.*	65,527
678	Cigna Corp.	91,544
1,165	DaVita HealthCare Partners, Inc.*	84,264
695	Edwards Lifesciences Corp.*	98,808
		340,143
Industrials - 6.7%
535	3M Co.	75,847
1,296	Verisk Analytics, Inc.*	95,787
717	WABCO Holdings, Inc.*	75,164
		246,798

Information Technology - 19.6%
800	Apple, Inc.	88,240
1,867	Cognizant Technology Solutions Corp.*	116,893
1,122	Facebook, Inc.*	100,868
186	Google, Inc.*	113,166
1,122	MasterCard, Inc.	101,115
1,029	NXP Semiconductors NV*	89,595
1,617	Visa, Inc.	112,640
		722,517
Materials - 5.6%
902	Ecolab, Inc.	98,967
481	Sherwin-Williams Co.	107,158
		206,125
		2,457,701
Total Common Stocks (Cost $3,484,311)		3,448,065

Short-Term Investments - 9.3%
Money Market Funds - 9.3%
342,172	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	342,172
Total Short-Term Investments (Cost $342,172)		342,172
Total Investments - 102.8% (Cost $3,826,483)		3,790,237
Liabilities in Excess of Other Assets - (2.8)%		(103,572)
NET ASSETS - 100.0%		$3,686,665

ADR - American Depositary Receipt
*Non-Income Producing
#Variable rate security. Rate disclosed is as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$3,826,483
Gross unrealized appreciation		28,829
Gross unrealized depreciation		(65,075)
Net unrealized depreciation		$(36,246)

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as
June 30, 2016. The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks:
China	$-	$104,192	$-
Denmark	$-	$99,403	$-
Germany	$-	$105,605	$-
Indonesia	$-	$35,440	$-
Japan	$-	$153,106	$-
Sweden	$-	$47,778	$-
Switzerland	$-	$85,307	$-
Taiwan	$86,818	$-	$-
United Kingdom	$-	$272,715	$-
United States	$2,457,701	$-	$-
Short-Term Investments	$342,172	$-	$-
Total Investments	$2,886,691	$903,546	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 26.7%
1,520,000	21st Century Fox America, Inc.	3.00%	09/15/2022	1,500,299
1,525,000	American Express Credit Corp.#	0.81%	08/15/2019	1,510,721
1,548,000	BB&T Corp. Callable 12/15/2019 @ 100#*	1.00%	01/15/2020	1,538,087
1,515,000	Bed Bath & Beyond, Inc. Callable 05/01/2024 @ 100*	3.75%	08/01/2024	1,531,217
1,590,000	Columbia Property Trust Operating Partnership L.P. Callable 01/01/2025 @ 100*	4.15%	04/01/2025	1,588,389
1,610,000	Education Realty Operating Partnership L.P. Callable 09/01/2024 @ 100*	4.60%	12/01/2024	1,620,879
1,375,000	Exelis, Inc.	5.55%	10/01/2021	1,529,190
1,485,000	First American Financial Corp.	4.60%	11/15/2024	1,523,362
1,510,000	FMC Technologies, Inc.	2.00%	10/01/2017	1,506,372
1,495,000	Healthcare Trust of America, Inc. Callable 05/15/2021 @ 100*	3.38%	07/15/2021	1,494,496
1,615,000	Janus Capital Group, Inc. Callable 05/01/2025 @ 100*	4.88%	08/01/2025	1,659,236
1,490,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	1,503,352
1,495,000	Morgan Stanley#	1.44%	01/27/2020	1,507,770
1,580,000	Morgan Stanley	3.95%	04/23/2027	1,525,144
1,478,000	Noble Energy, Inc. Callable 12/01/2017 @ 103*	5.88%	06/01/2022	1,477,221
1,525,000	Penske Truck Leasing, Co. LP Callable 12/01/2021 @ 100^*	3.38%	02/01/2022	1,492,548
1,565,000	Providence Health & Services Floating Note#	1.23%	10/01/2017	1,571,368
1,500,000	Regency Energy Partners LP Callable 08/01/2023 @ 100*	4.50%	11/01/2023	1,388,976
1,595,000	Retail Properties of America, Inc. Callable 12/15/2024 @ 100*	4.00%	03/15/2025	1,547,975
2,275,000	Royal Bank of Canada#	0.85%	03/06/2020	2,281,168
1,330,000	Saint Barnabas Health System	4.00%	07/01/2028	1,340,955
1,615,000	Sunoco Logistics Partners Operations L.P. Callable 01/01/2024 @ 100*	4.25%	04/01/2024	1,471,520
2,250,000	Sutter Health	1.09%	08/15/2053	2,248,146
1,525,000	TIAA Asset Management Finance Co., LLC^	4.13%	11/01/2024	1,557,472
2,185,000	Verizon Communications, Inc.#	2.09%	09/14/2018	2,248,181
1,470,000	Zions Bancorporation Callable 05/11/2023 @100*	4.50%	06/13/2023	1,528,815
Total Corporate Bonds & Notes (Cost $41,913,130)				41,692,859

Municipal Bonds - 19.2%
870,000	Central Texas Turnpike System Callable 08/15/2024 @ 100*	5.00%	08/15/2042	939,818
670,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	757,334
1,495,000	Florida Hurricane Catastrophe Revenue Bonds	2.11%	07/01/2018	1,513,299
1,000,000	Illinois State Sales Tax Revenue	2.30%	06/15/2019	1,004,240
2,400,000	Indiana Finance Authority Callable 06/01/2025 @ 100*	5.00%	12/01/2031	2,739,576
1,560,000	Indiana State Bond Bank Revenue	1.02%	07/15/2016	1,565,195
745,000	Lakeland Florida Hospital System Callable 11/15/2024 @ 100*	5.00%	11/15/2034	813,063
3,200,000	Maryland State Health & Higher Education Revenue Bonds	3.99%	07/01/2028	3,233,856
850,000	Metropolitan Transportation Authority Callable 11/15/2024 @ 100*	5.00%	11/15/2030	984,062
5,735,000	Michigan, State of	2.55%	11/01/2015	5,745,782
1,500,000	New Jersey Transportation Trust Fund Authority Callable 12/15/2020 @ 100*	6.10%	12/15/2028	1,582,710
1,420,000	New York City TFA Future Tax Callable 08/01/2024 @ 100*	5.00%	08/01/2032	1,650,324
1,420,000	New York City Water & Sewer System Callable 06/15/2024 @ 100*	5.00%	06/15/2036	1,620,390
1,000,000	North Texas Tollway Authority Callable 01/01/2024 @ 100*	5.00%	01/01/2031	1,116,530
1,420,000	Pennsylvania Turnpike Commission Callable 12/01/2024 @ 100*	5.00%	12/01/2034	1,596,435
2,750,000	Port Authority New York & New Jersey	5.31%	12/01/2019	3,141,187
Total Municipal Bonds (Cost $29,880,317)				30,003,801

Asset Backed Securities - 6.7%
1,140,000	AmeriCredit Automobile Receivables Trust, Series 2012-4 C	1.93%	08/08/2018	1,146,590
875,000	AmeriCredit Automobile Receivables Trust, Series 2015-3 B	2.08%	09/08/2020	881,177
1,500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.28%	07/21/2027	1,481,850
1,500,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.23%	05/21/2027	1,477,500
1,500,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.47%	11/25/2025	1,499,209
1,500,000	OZLM XIII, Ltd.#^	2.38%	07/30/2027	1,464,450
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-4	1.58%	09/16/2019	1,003,073
1,500,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.27%	04/15/2026	1,481,250
Total Asset Backed Securities (Cost $10,509,880)				10,435,099

Mortgage Backed Securities - 5.8%
3,957	FHLMC PC, Pool# C00210	8.00%	01/01/2023	4,606
379,731	FHLMC PC, Pool# 1B0889#	2.27%	05/01/2033	401,844
287,841	FHLMC PC, Pool# 1J0203#	2.28%	04/01/2035	306,291
3,377,421	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	3,600,482
167,357	FHLMC REMIC, Series 2782	4.00%	11/15/2033	174,067
14,187	FNMA, Pool# 254089	6.00%	12/01/2016	14,487
19,812	FNMA, Pool# 539082	7.00%	08/01/2028	20,085
28,073	FNMA, Pool# 625536	6.00%	01/01/2032	31,672
41,494	FNMA, Pool# 628837	6.50%	03/01/2032	47,439
186,416	FNMA, Pool# 663238	5.50%	09/01/2032	209,723
39,827	FNMA, Pool# 744805#	1.89%	11/01/2033	40,667
35,530	FNMA, Pool# 741373#	2.41%	12/01/2033	37,223
71,365	FNMA, Pool# 764342#	2.02%	02/01/2034	73,938
88,278	FNMA, Pool# 848817	5.00%	01/01/2036	97,309
1,869,397	FNMA, Pool# AS1474	4.50%	01/01/2044	2,031,112
958,700	FNMA, Pool# AV7911	4.50%	01/01/2044	1,039,674
2,388,814	FNMA REMIC Trust, Series 2013-115†	3.00%	04/25/2031	333,445
41,537	GNMA, Pool# 781450	5.00%	06/15/2017	42,662
23,131	GNMA, Pool# 487110	6.50%	04/15/2029	27,451
33,104	GNMA, Pool# 781186	9.00%	06/15/2030	38,718
6,670	GNMA, Pool# 571166	7.00%	08/15/2031	6,902
2,771,269	GNMA REMIC Trust, Series 2013-79	3.00%	01/20/2042	375,244
Total Mortgage Backed Securities (Cost $8,661,353)				8,955,041

U.S. Treasury Notes - 14.9%
5,000,000	United States Treasury Note	1.25%	10/31/2015	5,004,490
4,665,000	United States Treasury Note	0.63%	10/15/2016	4,676,327
3,025,000	United States Treasury Note	1.38%	02/29/2020	3,039,260
4,535,000	United States Treasury Note	1.88%	08/31/2022	4,574,092
5,995,000	United States Treasury Note	2.00%	02/15/2025	5,972,674
Total U.S. Treasury Notes (Cost $23,155,556)				23,266,843

Shares
Affiliated Mutual Funds - 21.9%
3,372,927	Brown Advisory Mortgage Securities Fund - Institutional Shares			34,201,476
Total Affiliated Mutual Funds (Cost $34,234,761)				34,201,476

Short-Term Investments - 4.3%
Money Market Funds - 4.3%
6,685,427	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%~			6,685,427
Total Short-Term Investments (Cost $6,685,427)				6,685,427
Total Investments - 99.5% (Cost $155,040,424)				155,240,546
Other Assets in Excess of Liabilities - 0.5%				746,350
NET ASSETS - 100.0%				$155,986,896

# Variable rate security. Rate disclosed is as of September 30, 2015.
* Continuously callable with 30 days notice.
†Interest Only Security
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $10,454,279 or 6.7% of net assets.

~Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments				$155,209,438
Gross unrealized appreciation				1,093,621
Gross unrealized depreciation				(1,062,513)
Net unrealized appreciation				$31,108

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$41,692,859	$-
Municipal Bonds	$-	$30,003,801	$-
Mortgage Backed Securities	$-	$8,955,041	$-
Asset Backed Securities	$-	$10,435,099	$-
U.S. Treasury Notes	$-	$23,266,843	$-
Affiliated Mutual Funds	$34,201,476	$-	$-
Short-Term Investments	$6,685,427	$-	$-
Total Investments	$40,886,903	$114,353,643	$-

Brown Advisory Total Return Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 32.8%
800,000	AmeriCredit Automobile Receivables Trust, Series 2015-3	2.73%	03/08/2021	804,394
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.39%	02/26/2024	755,992
770,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	1.84%	04/25/2024	764,330
1,150,000	Freddie Mac STACR Debt Notes, Series 2014-DN3#	2.59%	08/26/2024	1,163,821
1,000,000	Freddie Mac STACR Debt Notes, Series 2015-DN1#	2.59%	01/27/2025	1,012,707
700,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.04%	10/25/2027	697,181
2,000,000	Freddie Mac STACR Debt Notes, Series 2015-DNA2#	2.79%	12/27/2027	2,018,586
1,500,000	Highbridge Loan Management, Series 4a-2014 A2a#^	2.34%	07/28/2025	1,478,604
1,000,000	Highbridge Loan Management, Series 6a-2015 C#^	3.37%	05/05/2027	973,600
750,000	Jamestown CLO III, Ltd. 2013-3A A2A, Series FLT#^	2.12%	01/15/2026	742,994
810,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.28%	07/21/2027	800,199
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	3.18%	07/21/2027	490,700
1,300,000	Magnetite XII, Series 2015-12#^	2.49%	04/15/2027	1,300,000
750,000	Magnetite XII, Series 2015-12#^	3.39%	04/15/2027	743,175
1,750,000	Marathon CLO VI Ltd 2014-6A A2, Series 2014-6#^	2.36%	05/13/2025	1,707,475
750,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.23%	05/21/2027	738,750
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.47%	11/25/2025	999,472
2,000,000	Octagon Investment Partners XXII, Ltd., Series C-1#^	3.42%	11/25/2025	1,998,645
1,000,000	OZLM Funding, Ltd., Series 2013-4#^	2.03%	07/22/2025	969,700
750,000	OZLM IX, Ltd. 2014-9A B#^	3.59%	01/20/2027	747,750
1,000,000	OZLM XIII, Ltd.#^	2.38%	07/30/2027	976,300
545,000	Santander Drive Automobile Receivables Trust, Series 2013-4	2.16%	01/15/2020	547,714
800,000	Santander Drive Automobile Receivables Trust, Series 2015-4	2.26%	06/15/2020	803,802
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.27%	04/15/2026	987,500
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	3.17%	04/15/2026	980,400
750,000	Sudbury Mill CLO, Ltd., Series 2013#^	3.17%	01/20/2026	729,825
1,000,000	Symphony CLO XIV, Ltd.#^	2.34%	07/14/2026	990,700
Total Asset Backed Securities (Cost $26,977,523)				26,924,316

Mortgage Backed Securities - 31.4%
746,992	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	790,096
1,161,982	FHLMC PC, Pool# C9-1818	4.00%	02/01/2035	1,252,345
4,829,377	FHLMC REMIC, Series 4094`	2.50%	03/15/2027	385,395
804,124	FHLMC REMIC, Series 4107`	3.00%	08/15/2027	211,558
1,470,043	FHLMC REMIC, Series 4203`	3.00%	04/15/2033	175,295
2,735,415	FHLMC REMIC, Series 4143`	3.50%	09/15/2042	374,060
3,000,000	FHLMC REMIC, Series 4495	2.50%	07/15/2045	2,902,416
1,128,367	FHLMC REMIC, Series 4495`	3.50%	07/15/2045	219,269
2,481,329	FNMA, Pool# AS2249	4.00%	04/01/2039	2,655,258
893,837	FNMA, Pool# AL6768	6.00%	05/01/2041	1,011,479
296,183	FNMA, Pool# AX9501	4.50%	12/01/2044	323,455
594,399	FNMA, Pool# AY0674	3.50%	02/01/2045	621,491
991,412	FNMA, Pool# AY0678	3.50%	03/01/2045	1,036,600
989,917	FNMA, Pool# AY0677	3.50%	03/01/2045	1,038,877
795,475	FNMA, Pool# AZ2001	3.50%	05/01/2045	831,819
249,561	FNMA, Pool# AY3869	4.00%	07/01/2045	267,453
499,348	FNMA, Pool# AY3870	4.00%	07/01/2045	535,146
748,749	FNMA, Pool# AY3871	4.50%	07/01/2045	815,505
1,500,000	FNMA, Pool# AY3873	4.00%	08/01/2045	1,607,548
1,500,000	FNMA, Pool# AY3875	4.50%	09/01/2045	1,633,968
1,733,424	FNMA REMIC Trust, Series 2013-24`	3.00%	11/25/2040	249,754
3,500,000	FNMA, 4.0% Due TBA October	4.00%	10/15/2045	3,733,653
3,000,000	GNMA, 3.5% Due TBA October	3.50%	10/15/2045	3,143,554
Total Mortgage Backed Securities (Cost $25,781,902)				25,815,994

Corporate Bonds & Notes - 29.6%
800,000	Ally Financial, Inc.	3.60%	05/21/2018	792,000
810,000	Bed Bath & Beyond, Inc. Callable 05/01/2024 @ 100*	3.75%	08/01/2024	818,670
380,000	Boyd Gaming Corp. Callable 07/01/2016 @ 105*	9.00%	07/01/2020	405,726
840,000	Capital One Financial Co. Callable 06/01/2020 @ 100*#	5.55%	12/29/2049	831,600
750,000	Carrols Restaurant Group, Inc. Callable 05/01/2018 @ 104*	8.00%	05/01/2022	793,125
785,000	CIT Group, Inc.^	5.50%	02/15/2019	816,400
795,000	Columbia Property Trust Operating Partnership L.P. Callable 01/01/2025 @ 100*	4.15%	04/01/2025	794,195
500,000	Cornerstone Chemical Co. Callable 03/15/2016 @ 104*^	9.38%	03/15/2018	522,500
600,000	Dollar Tree, Inc. Callable 03/01/2017 @ 103*^	5.25%	03/01/2020	618,240
720,000	E*TRADE Financial Corp. Callable 11/15/2017 @ 104*	5.38%	11/15/2022	765,000
770,000	Education Realty Operating Partnership L.P. Callable 09/01/2024 @ 100*	4.60%	12/01/2024	775,203
655,000	Exelis, Inc.	5.55%	10/01/2021	728,450
720,000	First American Financial Corp.	4.60%	11/15/2024	738,600
795,000	Healthcare Trust of America, Inc. Callable 05/15/2021 @ 100*	3.38%	07/15/2021	794,732

750,000	INEOS Group Holdings S.A. Callable 02/15/2016 @ 103*^	5.88%	02/15/2019	700,313
250,000	Interface Security Systems Holdings, Inc. Callalbe 08/03/2015 @ 105*	9.25%	01/15/2018	254,375
780,000	Isle of Capri Casinos, Inc. Callable 03/15/2016 @ 104*	5.88%	03/15/2021	807,300
890,000	Janus Capital Group, Inc. Callable 05/01/2025 @ 100*	4.88%	08/01/2025	914,378
790,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	797,079
730,000	Legg Mason, Inc.	5.63%	01/15/2044	758,251
531,000	Methanex Corp. Callable 09/01/2024 @ 100*	4.25%	12/01/2024	512,220
400,000	Monitronics International, Inc. Callable 04/01/2016 @ 105*	9.13%	04/01/2020	362,000
850,000	Morgan Stanley	3.95%	04/23/2027	820,489
825,000	Noble Energy, Inc. Callable 12/01/2017 @ 103*	5.88%	06/01/2022	824,565
850,000	Penske Truck Leasing, Co. LP Callable 12/01/2021 @ 100*^	3.38%	02/01/2022	831,912
850,000	Regency Energy Partners LP Callable 08/01/2023 @ 100*	4.50%	11/01/2023	787,086
810,000	Retail Properties of America, Inc. Callable 12/15/2024 @ 100*	4.00%	03/15/2025	786,119
770,000	Rockwood Specialties Group, Inc. Callable 10/15/2015 @ 103*	4.63%	10/15/2020	797,215
715,000	Royal Caribbean Cruises, Ltd.	5.25%	11/15/2022	750,750
795,000	Sunoco Logistics Partners Operations L.P. Callable 01/01/2024 @ 100*	4.25%	04/01/2024	724,371
600,000	Swedbank AB Callable 03/17/2020 @ 100*#	5.50%	12/29/2049	572,658
375,000	Synovus Financial Corp.	7.88%	02/15/2019	417,656
850,000	TIAA Asset Management Finance Co., LLC^	4.13%	11/01/2024	868,099
780,000	Zions Bancorporation Callable 05/11/2023 @100*	4.50%	06/13/2023	811,208
Total Corporate Bonds & Notes (Cost $24,608,880)				24,292,485

Municipal Bonds - 2.8%
400,000	Bay Area Toll Authority	7.04%	04/01/2050	551,308
1,300,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,321,632
410,000	Port Authority of New York and New Jersey Callable 10/15/2024 @ 100*	4.43%	10/15/2034	421,620
Total Municipal Bonds (Cost $2,355,572)				2,294,560

U.S. Treasury Notes - 6.0%
900,000	United States Treasury Note†	1.25%	10/31/2015	900,808
4,000,000	United States Treasury Note	2.00%	02/15/2025	3,985,104
Total U.S. Treasury Notes (Cost $4,867,176)				4,885,912

Shares
Preferred Stocks - 0.5%
15,127	Synovus Financial Corp.			419,774
Total Preferred Stocks (Cost $418,262)				419,774

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
187,144	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.04%~			187,144
Total Short-Term Investments (Cost $187,144)				187,144
Total Investments - 103.3% (Cost $85,196,459)				84,820,185
Liabilities in Excess of Other Assets - (3.3)%				(2,726,035)
NET ASSETS - 100.0%				$82,094,150

* Continuously callable with 30 days notice.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $22,713,253 or 27.7% of net assets.

` Interest Only Security
† A portion of this security is pledged as collateral in connection with open futures contracts.
# Variable rate security. Rate disclosed is as of September 30, 2015.
~ Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments				$85,198,093
Gross unrealized appreciation				532,061
Gross unrealized depreciation				(909,969)
Net unrealized depreciation				$(377,908)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of September 30, 2015:
Issue	Contracts	Expriation Date	Notional Amount	Unrealized Appreciation
U.S. Treasury Long Bond Futures December 2015	15	12/21/15	$2,321,286	$38,870
U.S. Treasury Ultra Bond Futures December 2015	45	12/21/15	7,131,390	86,891
			$9,452,676	$125,761

Futures Contracts - Short
The Total Return Fund had the following open short futures contracts as of September 30, 2015:
Issue	Contracts	Expriation Date	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Note Futures December 2015	(25)	12/21/15	$(3,180,799)	(37,560)
			$(3,180,799)	$(37,560)

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Asset Backed Securities	$-	$26,924,316	$-
Mortgage Backed Securities	$-	$25,815,994	$-
Corporate Bonds & Notes	$-	$24,292,485	$-
Municipal Bonds	$-	$2,294,560	$-
U.S. Treasury Notes	$-	$4,885,912	$-
Preferred Stock	$419,774	$-	$-
Short-Term Investments	$187,144	$-	$-
Total Investments	$606,918	$84,213,267	$-
Futures Contracts - Long*	$125,761	$-	$-
Futures Contracts - Short*	$(37,560)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 56.3%
600,000	AmeriCredit Automobile Receivables Trust, Series 2015-3	2.73%	03/08/2021	603,296
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.39%	02/26/2024	755,992
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	1.84%	04/25/2024	744,477
850,000	Freddie Mac STACR Debt Notes, Series 2014-DN3#	2.59%	08/26/2024	860,215
700,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.04%	10/25/2027	697,181
1,200,000	Freddie Mac STACR Debt Notes, Series 2015-DNA2#	2.79%	12/27/2027	1,211,152
1,500,000	Highbridge Loan Management, Series 4a-2014 A2a#^	2.34%	07/28/2025	1,478,604
2,000,000	Highbridge Loan Management, Series 6a-2015 C#^	3.37%	05/05/2027	1,947,200
750,000	Jamestown CLO III, Ltd. 2013-3A A2A, Series FLT#^	2.12%	01/15/2026	742,994
825,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.28%	07/21/2027	815,018
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	3.18%	07/21/2027	490,700
1,300,000	Magnetite XII, Series 2015-12#^	2.49%	04/15/2027	1,300,000
750,000	Magnetite XII, Series 2015-12#^	3.39%	04/15/2027	743,175
1,250,000	Marathon CLO VI Ltd 2014-6A A2, Series 2014-6#^	2.36%	05/13/2025	1,219,625
1,030,000	Marathon CLO VI Ltd 2014-6A B, Series 2014-6#^	3.16%	05/13/2025	984,165
750,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.23%	05/21/2027	738,750
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.47%	11/25/2025	999,472
2,000,000	Octagon Investment Partners XXII, Ltd., Series C-1#^	3.42%	11/25/2025	1,998,645
1,000,000	OZLM Funding, Ltd., Series 2013-4#^	2.03%	07/22/2025	969,700
750,000	OZLM IX, Ltd. 2014-9A B#^	3.59%	01/20/2027	747,750
1,000,000	OZLM XIII, Ltd.#^	2.38%	07/30/2027	976,300
750,000	Santander Drive Automobile Receivables Trust, Series 2013-A^	1.89%	10/15/2019	752,987
500,000	Santander Drive Automobile Receivables Trust, Series 2013-4	2.16%	01/15/2020	502,490
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.27%	04/15/2026	987,500
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	3.17%	04/15/2026	980,400
750,000	Sudbury Mill CLO, Ltd., Series 2013#^	3.17%	01/20/2026	729,825
1,500,000	Symphony CLO XIV, Ltd.#^	2.34%	07/14/2026	1,486,050
1,000,000	Voya CLO 2015-1, Ltd., Series 2015-1#^	2.36%	04/18/2027	994,000
1,000,000	Voya CLO 2015-1, Ltd., Series 2015-1#^	3.26%	04/18/2027	987,800
360,000	Westlake Automobile Receivables Trust, Series B^	1.24%	11/15/2019	360,088
Total Asset Backed Securities (Cost $28,949,777)				28,805,551

Corporate Bonds & Notes - 32.9%
750,000	Boyd Gaming Corp. Callable 07/01/2016 @ 105~	9.00%	07/01/2020	800,775
600,000	Capital One Financial Co. Callable 06/01/2020 @ 100~#	5.55%	12/29/2049	594,000
1,000,000	Carrols Restaurant Group, Inc. Callable 05/01/2018 @ 104~	8.00%	05/01/2022	1,057,500
585,000	CIT Group, Inc.^	5.50%	02/15/2019	608,400
555,000	Columbia Property Trust Operating Partnership L.P. Callable 01/01/2025 @ 100~	4.15%	04/01/2025	554,438
500,000	Community Health Systems, Inc. Callable 02/01/2017 @ 104~	5.13%	08/01/2021	510,000
500,000	Cornerstone Chemical Co. Callable 03/15/2016 @ 104~^	9.38%	03/15/2018	522,500
250,000	Crown Americas, LLC Callable 02/01/2016 @ 103~	6.25%	02/01/2021	260,312
480,000	Discover Bank	4.25%	03/13/2026	488,043
250,000	E*TRADE Financial Corp. Callable 11/15/2017 @ 104~	5.38%	11/15/2022	265,625
750,000	Education Realty Operating Partnership L.P. Callable 09/01/2024 @ 100~	4.60%	12/01/2024	755,068
500,000	Exelis, Inc.	5.55%	10/01/2021	556,069
405,000	First American Financial Corp.	4.60%	11/15/2024	415,462
575,000	Health Care REIT, Inc. Callable 10/15/2021 @ 100~	5.25%	01/15/2022	630,983
500,000	INEOS Group Holdings S.A. Callable 02/15/2016 @ 103~^	5.88%	02/15/2019	466,875
750,000	Interface Master Holdings, Inc. Callable 11/02/2015 @ 105~^	12.50%	08/01/2018	742,500
750,000	Interface Security Systems Holdings, Inc. Callalbe 08/03/2015 @ 105~	9.25%	01/15/2018	763,125
250,000	Kinetic Concepts, Inc. Callable 11/01/2015 @ 105~	10.50%	11/01/2018	262,313
250,000	Kinetic Concepts, Inc. Callable 11/01/2015 @ 106~	12.50%	11/01/2019	265,938
1,000,000	Monitronics International, Inc. Callable 04/01/2016 @ 105~	9.13%	04/01/2020	905,000
1,500,000	Peabody Energy Corp.	6.50%	09/15/2020	318,750
550,000	Peabody Energy Corp.	6.25%	11/15/2021	115,500
1,040,000	Peabody Energy Corp.	7.88%	11/01/2026	218,400
625,000	Penske Truck Leasing, Co. LP Callable 12/01/2021 @ 100~^	3.38%	02/01/2022	611,700
1,000,000	Perstorp Holding AB Callable 11/02/2015 @ 104~^	8.75%	05/15/2017	1,030,000
250,000	Perstorp Holding AB Callable 11/02/2015 @ 106~^	11.00%	08/15/2017	258,750
400,000	Royal Caribbean Cruises, Ltd.	5.25%	11/15/2022	420,000
600,000	Swedbank AB Callable 03/17/2020 @ 100~#	5.50%	12/29/2049	572,658
600,000	Synovus Financial Corp.	7.88%	02/15/2019	668,250
625,000	TIAA Asset Management Finance Co., LLC^	4.13%	11/01/2024	638,308
530,000	Zions Bancorporation Callable 05/11/2023 @100~	4.50%	06/13/2023	551,205
Total Corporate Bonds & Notes (Cost $17,826,956)				16,828,447

Municipal Bonds - 3.5%
250,000	Franklin County Health Care Facilities Friendship Village Callable 11/15/2024 @ 100~	5.00%	11/15/2034	270,832
55,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	56,677
335,000	Houston Texas Airport System	5.00%	07/15/2020	355,016
200,000	Houston Texas Airport System	5.00%	07/15/2020	214,578
600,000	New York City Industrial Development Agency#	2.00%	08/01/2028	601,104
250,000	Wisconsin Health & Educational Facilities Authority Callable 05/01/2024 @ 100~	5.00%	05/01/2027	275,103
Total Municipal Bonds (Cost $1,766,573)				1,773,310

Mortgage Backed Securities - 2.1%
804,123	FHLMC REMIC, Series 4107†	3.00%	08/15/2027	211,557
2,735,414	FHLMC REMIC, Series 4143†	3.50%	09/15/2042	374,060
1,286,734	FHLMC REMIC, Series 4495†	3.50%	07/15/2045	250,043
1,733,424	FNMA REMIC Trust, Series 2013-24†	3.00%	11/25/2040	249,754
Total Mortgage Backed Securities (Cost $1,248,237)				1,085,414

Par Value/Shares
Preferred Stocks - 0.5%
9,500	Synovus Financial Corp.			263,625
Total Preferred Stocks (Cost $262,675)				263,625

Mutual Funds - 1.6%
17,204	Blackrock MuniYield Michigan Quality Fund			226,749
5,060	Eaton Vance Massachusetts Municipal Bond Fund			69,777
14,476	PIMCO California Municipal Income Fund II			138,535
8,341	PIMCO California Municipal Income Fund III			91,251
11,168	PIMCO New York Municipal Income Fund II			132,788
1,030	PIMCO New York Municipal Income Fund III			10,166
13,000	Pioneer Mun High Income Advantage Trust			167,050
Total Mutual Funds (Cost $852,726)				836,316

Short-Term Investments - 2.9%
Money Market Funds - 2.7%
1,390,087	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%*			1,390,087
U.S. Treasury Bill - 0.2%
100,000	United States Treasury Bill			99,994
Total Short-Term Investments (Cost $1,489,993)				1,490,081
Total Investments - 99.8% (Cost $52,396,937)				51,082,744
Other Assets in Excess of Liabilities - 0.2%				102,646
NET ASSETS - 100.0%				$51,185,390

~Continuously callable with 30 days notice.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $28,309,781, or 55.3% of net assets.

†Interest Only Security
#Variable rate security. Rate disclosed is as of September 30, 2015.
*Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments				$52,405,062
Gross unrealized appreciation				229,845
Gross unrealized depreciation				(1,552,163)
Net unrealized depreciation				$(1,322,318)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Asset Backed Securities	$-	$28,805,551	$-
Corporate Bonds & Notes	$-	$16,828,447	$-
Municipal Bonds	$-	$1,773,310	$-
Mortgage Backed Securities	$-	$1,085,414	$-
Preferred Stocks	$263,625	$-	$-
Mutual Funds	$836,316	$-	$-
Short-Term Investments	$1,390,087	$99,994	$-
Total Investments	$2,490,028	$48,592,716	$-

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.3%
General Obligation Bonds - 39.1%
3,500,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	04/01/2017	3,739,085
1,280,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	10/15/2015	1,282,637
250,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	10/15/2015	250,515
315,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	11/01/2015	316,339
1,000,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	02/01/2016	1,016,470
500,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2016	519,985
450,000	Baltimore County Maryland Consolidated Public Improvement Series A	3.00%	10/15/2016	462,838
575,000	Baltimore County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2017	627,612
2,025,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/2016	2,089,030
790,000	Carroll County Maryland Public Improvement	3.00%	11/01/2015	791,999
1,000,000	Carroll County Maryland Public Improvement	5.00%	11/01/2015	1,004,250
500,000	Carroll County Maryland Public Improvement	4.00%	12/01/2015	503,330
3,000,000	Frederick City Maryland Consolidated Public Improvement	5.00%	09/01/2016	3,132,390
1,820,000	Frederick County Maryland Consolidated Public Public Improvement	4.00%	02/01/2016	1,844,115
1,040,000	Frederick County Maryland Public Facilities Series A	3.00%	08/01/2016	1,064,118
200,000	Harford County Maryland Consolidated Public Improvement	5.00%	12/01/2015	201,672
1,000,000	Harford County Maryland Consolidated Public Improvement	5.00%	03/15/2016	1,022,240
1,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	02/15/2016	1,018,340
945,000	Maryland National Capital Park & Planning Commission	3.00%	01/15/2016	953,023
3,505,000	Maryland State	5.00%	03/15/2016	3,583,267
1,000,000	Maryland State	5.00%	03/15/2016	1,022,330
500,000	Maryland State	5.00%	08/01/2016	519,985
715,000	Maryland State	5.25%	03/01/2017	763,899
1,000,000	Maryland State 1st Series B	5.00%	03/15/2017	1,066,480
835,000	Maryland State 2nd Series B	5.25%	08/15/2017	908,438
3,145,000	Maryland State	5.00%	08/01/2023	3,872,690
1,945,000	Maryland State	5.00%	08/01/2023	2,345,242
10,000,000	Maryland State	5.00%	08/01/2024	12,485,800
7,500,000	Montgomery County Maryland	5.00%	11/01/2023	9,270,750
1,870,000	Montgomery County Maryland Callable 11/01/2024 @ 100^	5.00%	11/01/2026	2,309,731
1,495,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	1,537,428
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,079,940
825,000	Montgomery County Maryland Consolidated Public Improvement	5.00%	11/01/2016	867,223
2,400,000	Prince Georges County Maryland Public Improvement	5.00%	08/01/2016	2,495,928
800,000	Prince Georges County Maryland Public Improvement Series A	5.00%	09/01/2016	835,000
200,000	Washington Suburban Sanitary District	5.00%	06/01/2016	206,458
1,500,000	Washington Suburban Sanitary District	5.00%	06/01/2016	1,548,435
1,100,000	Washington Suburban Sanitary District	4.00%	06/01/2016	1,128,160
1,215,000	Washington Suburban Sanitary District	5.00%	06/01/2017	1,306,234
2,405,000	Worcester County	5.00%	03/01/2016	2,454,038
2,225,000	Worcester County	5.00%	03/01/2023	2,711,163
				77,158,607
Refunded Bonds - 3.9%
180,000	Frederick County Maryland Prerefunded Consolidated Public Improvement Series	4.00%	02/01/2016	182,345
35,000	Maryland State Health & Higher Educational Facilities Callable 7/1/2017 @ 100^	5.00%	07/01/2018	37,697
445,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2016 @ 100^	5.00%	07/01/2023	459,868
240,000	Maryland State Health & Higher Educational Facilities Series A, Callable 7/01/2016 @ 100^	5.00%	01/01/2025	248,018
515,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2016 @ 100^	5.00%	01/01/2026	532,206
1,000,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2016 @ 100^	5.00%	07/01/2026	1,033,410
365,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2016 @ 100^	5.00%	07/01/2026	377,195
1,660,000	Maryland State Health & Higher Educational Facilities Callable 10/01/2015 @ 100^	4.75%	10/01/2033	1,660,199
1,000,000	Maryland State Health & Higher Educational Facilities Callable 10/01/2015 @ 100^	5.00%	10/01/2040	1,000,130
2,000,000	Maryland State Health & Higher Educational Facilities Callable 01/01/2018 @ 100^	6.00%	01/01/2043	2,231,460
				7,762,528
Revenue Bonds - 54.3%
1,385,000	Alabama 21st Century Authority	5.00%	06/01/2019	1,564,648
500,000	Alexandria Industrial Development Authority Callable 10/01/2025 @ 100^	5.00%	10/01/2030	548,015
1,565,000	Balitmore Maryland	3.00%	07/01/2016	1,596,989
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate#	3.00%	10/01/2031	508,790
520,000	Baltimore Maryland Callable 6/15/2024 @ 100^	5.00%	06/15/2030	574,392
2,240,000	Baltimore Maryland Callable 1/01/2024 @ 100^	5.00%	07/01/2031	2,591,859
670,000	Baltimore Maryland Callable 6/15/2024 @ 100^	5.00%	06/15/2033	732,739
405,000	Baltimore Maryland Wastewater Project Series A	3.40%	07/01/2016	414,586
1,400,000	Baltimore Maryland Wastewater Project Series D, Callable 1/01/2024 @ 100^	5.00%	07/01/2029	1,638,994
2,000,000	Baltimore Maryland Wastewater Project Callable 1/01/2025 @ 100^	5.00%	07/01/2031	2,331,560

255,000	Chicago Illinois Midway International Airport Callable 1/01/2024 @ 100^	5.00%	01/01/2027	292,227
1,500,000	Chicago O'Hare International Airport Callable 1/01/2018 @ 100^	5.00%	01/01/2038	1,591,080
1,550,000	Franklin County Health Care Facilities Friendship Village Callable 11/15/2024 @ 100^	5.00%	11/15/2034	1,679,161
2,420,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B, Callable 7/01/2020 @ 100^	5.50%	07/01/2040	2,461,987
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority Series A	4.00%	07/01/2017	394,627
900,000	Houston Texas Airport System	5.00%	07/15/2020	965,601
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,165,725
550,000	Idaho Health Facilities Authority Revenue Series A, Callable 3/01/2024 @ 100^	5.00%	03/01/2034	600,264
750,000	Indiana Finance Authority Series A, Callable 9/15/2024 @ 100^	5.00%	09/15/2028	828,450
700,000	Jurupa California Public Financing Authority Series A, Callable 9/01/2024 @ 100^	5.00%	09/01/2025	825,629
2,250,000	Lees Summit Industrial Development Authority Callable 8/15/2017 @ 100^	5.13%	08/15/2032	2,301,525
500,000	Maryland Economic Development Corp. Callable 6/01/2016 @ 100^	5.00%	06/01/2022	513,090
1,185,000	Maryland Economic Development Corp. Callable 7/01/2017 @ 100^	5.25%	07/01/2024	1,265,260
1,000,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,004,150
700,000	Maryland Economic Development Corp. Callable 6/01/2023 @ 100^	5.00%	06/01/2027	764,498
400,000	Maryland Economic Development Corp. Callable 7/01/2022 @ 100^	5.00%	07/01/2027	437,176
850,000	Maryland Economic Development Corp. Callable 7/01/2025 @ 100^	5.00%	07/01/2031	916,666
2,500,000	Maryland Industrial Development Financing Authority Series B#	0.95%	09/01/2040	2,502,000
440,000	Maryland State Community Development Administration	0.25%	03/01/2016	439,947
250,000	Maryland State Community Development Administration	0.40%	09/01/2016	250,023
1,255,000	Maryland State Community Development Administration	2.75%	03/01/2024	1,280,288
1,050,000	Maryland State Community Development Administration Callable 3/01/2024 @ 100^	2.80%	09/01/2024	1,071,882
500,000	Maryland State Community Development Administration Callable 3/01/2024 @ 100^	2.90%	03/01/2025	510,335
745,000	Maryland State Community Development Administration Callable 3/01/2024 @ 100^	2.95%	09/01/2025	760,623
3,200,000	Maryland State Department of Transportation	4.00%	02/15/2016	3,246,080
1,000,000	Maryland State Department of Transportation	5.50%	02/01/2017	1,067,720
2,000,000	Maryland State Department of Transportation	5.00%	05/01/2017	2,141,800
1,500,000	Maryland State Department of Transportation	5.00%	06/01/2017	1,611,330
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100^	4.00%	05/15/2020	524,410
1,395,000	Maryland State Health & Higher Educational Facilities	5.00%	01/01/2018	1,479,551
215,000	Maryland State Health & Higher Educational Facilities Callable 7/1/2017 @ 100^	5.00%	07/01/2018	230,233
260,000	Maryland State Health & Higher Educational Facilities Series F	5.00%	07/01/2018	286,185
1,000,000	Maryland State Health & Higher Educational Facilities Callable 7/1/2021 @ 100^	5.00%	07/01/2023	1,140,640
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	593,520
650,000	Maryland State Health & Higher Educational Facilities Series A, Callable 7/01/2016 @ 100^	5.20%	01/01/2024	661,902
500,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2018 @ 100^	5.50%	07/01/2024	549,620
500,000	Maryland State Health & Higher Educational Facilities Callable 7/1/2022 @ 100^	5.00%	07/01/2024	555,210
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,728,690
1,250,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2024 @ 100^	5.00%	07/01/2025	1,433,900
1,000,000	Maryland State Health & Higher Educational Facilities Callable 7/1/2021 @ 100^	6.00%	07/01/2025	1,146,010
420,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2025 @ 100^	5.00%	07/01/2026	490,753
1,605,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2024 @ 100^	5.00%	07/01/2028	1,849,088
100,000	Maryland State Health & Higher Educational Facilities Callable 10/01/2024 @ 100^	4.00%	10/01/2030	106,215
1,130,000	Maryland State Health & Higher Educational Facilities Callable 7/1/2021 @ 100^	6.25%	07/01/2031	1,286,471
300,000	Maryland State Health & Higher Educational Facilities Callable 10/01/2024 @ 100^	4.00%	10/01/2031	317,199
1,250,000	Maryland State Health & Higher Educational Facilities Callable 2/15/2025 @ 100^	5.00%	08/15/2033	1,392,888
250,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2019 @ 100^	5.00%	07/01/2034	269,730
200,000	Maryland State Health & Higher Educational Facilities Callable 7/01/2017 @ 100^	4.50%	07/01/2035	202,190
1,000,000	Maryland State Health & Higher Educational Facilities Series A, Callable 7/01/2016 @ 100^	5.40%	01/01/2037	1,013,860
3,000,000	Maryland State Health & Higher Educational Facilities Callabe 7/01/2025 @ 100^	5.25%	01/01/2037	3,293,820
3,290,000	Maryland State Health & Higher Educational Facilities Callable 8/15/2023 @ 100^	5.00%	08/15/2038	3,654,499
3,400,000	Maryland State Health & Higher Educational Facilities Callable 5/15/2020 @ 100^	5.00%	05/15/2040	3,733,098
5,005,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/01/2017 @ 100^	5.00%	07/01/2037	5,224,219
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	765,848
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	5,007,922
2,820,000	Maryland State Water Quality Financing	5.00%	03/01/2017	3,002,764
630,000	Nassau County Local Economic Assistance Corp. Callable 07/01/2024 @ 100^	5.00%	07/01/2026	723,473
1,750,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2025	1,937,880
2,000,000	New York City Industrial Development Agency#	2.00%	08/01/2028	2,003,680
2,275,000	Pennsylvania Economic Development Financing Authority#	2.25%	07/01/2041	2,311,969
1,000,000	Pompano Beach, Florida Callable 09/01/2016 @ 100^	5.00%	09/01/2044	1,054,780
1,000,000	Private Colleges & Universities Authority	5.00%	04/01/2023	1,162,100
250,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2016	257,393
880,000	San Antonio Texas Airport System	5.00%	07/01/2023	1,031,457
925,000	San Antonio Texas Airport System	5.00%	07/01/2024	1,088,253
500,000	University System of Maryland Series B	3.75%	10/01/2015	500,050
1,000,000	University System of Maryland	5.00%	04/01/2016	1,024,600
2,000,000	Wayne County Aiport Callable 12/01/2015 @ 100^	5.00%	12/01/2034	2,011,260
4,000,000	Wisconsin, State of Callable 05/01/2019 @ 100^	5.75%	05/01/2033	4,590,880
				107,029,926
Total Municipal Bonds (Cost $189,519,069)				191,951,061

Shares
Short-Term Investments - 2.0%
Money Market Funds - 2.0%
3,921,211	DWS Cash Account Trust - Tax-Exempt Portfolio - Institutional Shares, 0.01%*	3,921,211
Total Short-Term Investments(Cost $3,921,211)		3,921,211
Total Investments - 99.3% (Cost $193,440,280)		195,872,272
Other Assets in Excess of Liabilities - 0.7%		1,286,171
TOTAL NET ASSETS - 100.0%		$197,158,443

^Continuously callable with 30 days notice.
#Variable rate security. Rate disclosed is as of September 30, 2015.
*Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$193,440,280
Gross unrealized appreciation		2,679,309
Gross unrealized depreciation		(247,317)
Net unrealized depreciation		$2,431,992

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$191,951,061	$-
Short-Term Investments	$3,921,211	$-	$-
Total Investments	$3,921,211	$191,951,061	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.7%
General Obligation Bonds - 22.9%
1,135,000	Alpine Utah School District	5.00%	03/15/2016	1,160,242
2,800,000	Austin Texas, City of	5.00%	09/01/2020	3,284,960
1,885,000	Beaver Area School District	3.00%	09/01/2017	1,966,866
1,300,000	Bloomington Independent School District	5.00%	02/01/2017	1,379,079
975,000	Burnsville-Eagan-Savage Independent School District	2.00%	02/01/2016	980,226
1,320,000	Connecticut, State of	5.00%	10/15/2022	1,565,362
895,000	Coon Rapids Minnesota, City of	2.00%	02/01/2016	899,860
2,700,000	District of Columbia callable 06/01/2017 @ 100*	5.00%	06/01/2022	2,894,616
1,150,000	El Paso Texas Independent School District	5.00%	08/15/2023	1,400,711
1,750,000	Fort Bend Independent School District	3.00%	08/15/2016	1,793,365
1,360,000	Fountain Hills Arizona, Town of	2.00%	07/01/2016	1,376,130
1,320,000	Gwinnett County School District	5.00%	02/01/2016	1,341,740
975,000	Harris County Texas Improvement	5.00%	09/01/2016	1,016,077
500,000	Houston Community College System	5.00%	04/15/2017	533,125
1,000,000	Illinois, State of	4.00%	07/01/2016	1,023,040
750,000	Jefferson County Board of Education	4.00%	05/01/2017	788,445
1,325,000	Kaufman, County of	3.00%	02/15/2018	1,383,379
1,250,000	King County Public Hospital District No 2	5.00%	12/01/2015	1,260,212
690,000	Lexington-Fayette Urban County Government	5.00%	01/01/2016	698,563
725,000	Maricopa County Union High School District No 216 Agua Fria	4.00%	07/01/2016	744,539
530,000	McLeod Minnesota, County of	2.00%	02/01/2016	532,841
1,000,000	Milwaukee Wisconsin Metropolitan Sewage District	5.50%	10/01/2015	1,000,150
1,315,000	Nashville & Davidson County Tennessee Series A	3.00%	10/01/2015	1,315,105
890,000	Oil City Area School District	0.60%	05/15/2016	890,498
5,000,000	Pennsylvania, Commonwealth of	5.00%	08/15/2022	5,943,550
2,065,000	Pierce Washington, County of	3.00%	08/01/2017	2,148,839
3,000,000	Pleasant Prairie Wisconsin, Village of	5.00%	09/01/2016	3,130,950
1,570,000	Pratville Alabama	3.00%	11/01/2017	1,641,733
775,000	Royal Oak Michigan School District	5.00%	05/01/2016	796,653
2,650,000	Shelby Tennessee, County of	5.00%	03/01/2021	3,137,971
2,455,000	South Washington County Independent School District	5.00%	02/01/2017	2,603,650
1,000,000	Sugar Land Texas, City of	5.00%	02/15/2023	1,208,940
685,000	West Contra Costa Unified School District	4.00%	08/01/2017	725,901
				52,567,318
Refunded Bonds - 9.7%
1,635,000	Cape Girardeau Municipal Library District Callable 03/01/2016 @ 100*	4.50%	03/01/2027	1,664,659
1,760,000	District of Columbia Callable 01/01/2016 @ 100*	5.00%	01/01/2019	1,781,630
1,000,000	Indiana Finance Authority	5.00%	02/01/2016	1,016,390
3,420,000	Louisville & Jefferson County Water Callable 11/15/2016 @ 100*	5.00%	11/15/2028	3,596,814
1,490,000	Marion & Clackamas Counties Oregon Callable 06/15/2016 @ 100*	4.38%	06/15/2021	1,533,836
1,930,000	Montgomery County Industrial Development Authority Callable 08/01/2020 @ 100*	5.00%	08/01/2024	2,233,492
170,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	11/01/2015	170,714
1,000,000	North Carolina Eastern Municipal Power Agency	5.00%	01/01/2021	1,183,070
1,000,000	Pierce County School District Callable 06/01/2016 @ 100*	5.00%	12/01/2024	1,031,910
500,000	Shaler Area School District Callable 09/01/2016 @ 100*	5.25%	09/01/2028	522,835
1,000,000	Socorro Independent School District Callable 08/15/2016 @ 100*	5.00%	08/15/2026	1,041,540
5,000,000	Tarrant County Cultural Education Facilities Finance Corp. Callable 11/15/2018 @ 100*	5.75%	11/15/2024	5,733,850
500,000	Terrace Park Ohio, Village of Callable 12/01/2015 @ 100*	5.00%	12/01/2021	504,150
				22,014,890
Revenue Bonds - 66.1%
1,500,000	Alabama 21st Century Authority - Tobacco Settlement	5.00%	06/01/2017	1,603,950
550,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2019	561,621
565,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2020	571,899
750,000	Anaheim Public Financing Authority	5.00%	05/01/2016	770,535
750,000	Anaheim Public Financing Authority	5.00%	05/01/2017	801,810

1,085,000	Arizona State Lottery Revenue	5.00%	07/01/2017	1,166,917
660,000	Austin Community College District	5.00%	02/01/2016	670,388
1,080,000	Cathedral City Redevelopment Successor Agency	3.00%	08/01/2016	1,103,123
2,970,000	Central Texas Turnpike System Callable 8/15/2024 @ 100*	5.00%	08/15/2027	3,413,540
3,000,000	Chicago Midway International Airport Callable 01/01/2024 @ 100*	5.00%	01/01/2028	3,407,430
1,500,000	Chicago O'Hare International Airport Callable 1/01/2018 @ 100*	5.00%	01/01/2038	1,591,080
660,000	Chula Vista Municipal Financing Authority	4.00%	09/01/2018	708,569
855,000	Chula Vista Municipal Financing Authority	4.00%	09/01/2019	929,120
2,100,000	Chula Vista Municipal Financing Authority	5.00%	09/01/2023	2,464,035
3,000,000	Citizens Property Insurance Corp. Callable 12/01/2024 @ 100*	5.00%	06/01/2025	3,576,570
300,000	Colorado Health Facilities Authority	5.00%	12/01/2020	335,373
1,000,000	Colorado Health Facilities Authority Callable 06/01/2025 @ 100*	5.00%	06/01/2027	1,110,480
1,300,000	Colorado Health Facilities Authority Series A, Callable 12/01/2022 @ 100*	5.00%	12/01/2027	1,397,032
1,000,000	Colorado Health Facilities Authority Callable 06/01/2025 @ 100*	5.00%	12/01/2035	1,068,310
335,000	Cook County Sales Tax Revenue	4.00%	11/15/2015	336,615
1,020,000	Corpus Christi Texas Utility System	3.00%	07/15/2017	1,060,759
500,000	Dallas/Fort Worth International Airport	5.00%	11/01/2015	502,140
5,000,000	Denver Health & Hospital Authority Callable 12/01/2023 @ 100*	5.00%	12/01/2039	5,332,700
1,935,000	Denver Urban Renewal Authority Callable 12/01/2015 @ 100*	5.00%	12/01/2017	1,950,480
1,700,000	Educational Enhancement Funding Corp.	5.00%	06/01/2023	1,986,399
645,000	Fairfax County Economic Development Authority	5.00%	06/01/2016	665,472
3,355,000	Florida Municipal Power Agency Callable 10/01/2022 @ 100*	5.00%	10/01/2025	3,938,401
2,200,000	Franklin Ohio Health Care, County of Callable 11/15/2024 @ 100*	5.00%	11/15/2044	2,358,884
500,000	Greenville County School District	5.00%	12/01/2015	504,165
1,760,000	Hawaii Department of Budget & Finance Callable 03/01/2017 @ 100*	4.60%	05/01/2026	1,820,315
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,165,725
900,000	Houston Texas Airport System	5.00%	07/15/2020	965,601
2,000,000	Houston Texas Airport System Callable 07/01/2024 @ 100*	5.00%	07/01/2029	2,121,620
1,000,000	Indiana Finance Authority Callable 09/15/2024 @ 100*	5.00%	09/15/2025	1,134,690
1,000,000	Indiana Finance Authority Series A, Callable 09/15/2024 @ 100*	5.00%	09/15/2028	1,104,600
1,500,000	IPS Multi-School Building Corp.	5.00%	07/15/2018	1,667,865
425,000	Jurupa California Public Financing Authority	4.00%	09/01/2016	438,209
2,205,000	Kansas Development Finance Authority	5.00%	06/01/2016	2,273,509
2,000,000	Kansas Development Finance Authority	5.00%	05/01/2017	2,136,960
2,500,000	Lees Summit Industrial Development Authority Callable 8/15/2017 @ 100*	5.13%	08/15/2032	2,557,250
1,000,000	Louisiana Public Facilities Authority Callable 06/01/2025 @ 100*	5.00%	06/01/2036	1,073,670
1,500,000	Louisiana State Citizens Property Insurance Corp.	5.00%	06/01/2020	1,719,090
720,000	Love Field Airport Modernization Corp.	5.00%	11/01/2022	844,870
2,500,000	Miami Beach Florida Health Facilities Callable 11/15/2024 @ 100*	5.00%	11/15/2039	2,698,375
2,130,000	Miami-Dade County Florida Aviation	5.00%	10/01/2017	2,297,844
700,000	Mississippi Development Bank	5.50%	10/01/2021	802,305
1,500,000	Montgomery County Industrial Development Authority#	2.55%	06/01/2029	1,505,565
1,600,000	Mountain House Public Financing Authority Callable 12/01/2017 @ 100*	5.00%	12/01/2027	1,707,712
2,565,000	Mountain House Public Financing Authority Callable 12/01/2017 @ 100*	5.00%	12/01/2032	2,717,233
2,000,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2024	2,220,220
1,900,000	New Hope Cultural Education Facilities Corp. Callable 08/01/2023 @ 102*	5.00%	08/01/2039	1,973,948
1,650,000	New Jersey Health Care Facilities Corp. Callable 07/01/2018 @ 100*	6.63%	07/01/2038	1,834,090
1,000,000	New Mexico State Severance Tax Permanent Fund	5.00%	07/01/2020	1,170,490
2,400,000	New York City Industrial Development Agency#	2.00%	08/01/2028	2,404,416
1,000,000	New York State Dormitory Authority	4.00%	10/01/2015	1,000,110
1,760,000	Niagara County New York Tobacco	5.00%	05/15/2024	2,082,450
3,320,000	Norman Regional Hospital Authority Callable 09/01/2016 @ 100*	5.38%	09/01/2029	3,413,724
980,000	Oklahoma Development Finance Authority	3.00%	06/01/2017	1,019,112
1,250,000	Palm Beach County Florida Health Corp. Callable 12/01/2024 @ 100*	5.00%	12/01/2031	1,393,325
2,500,000	Pennsylvania Economic Development Financing Authority#	2.25%	07/01/2041	2,540,625
1,920,000	Philadelphia Pennsylvania Airport	5.00%	06/15/2022	2,229,216
1,000,000	Pompano Beach, Florida Callable 09/01/2024 @ 100*	5.00%	09/01/2039	1,056,300
3,120,000	Pompano Beach, Florida Callable 09/01/2024 @ 100*	5.00%	09/01/2044	3,290,914
500,000	Port of Seattle Washington	5.00%	04/01/2022	577,445
1,000,000	Portland Oregon Water System	5.00%	10/01/2022	1,215,340
5,000,000	Public Finance Authority	5.00%	06/01/2025	5,845,600
755,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2017	804,732
895,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2018	981,502
1,340,000	Rhode Island Clean Water Finance Agency - Water Pollution Control Series B	3.00%	10/01/2015	1,340,107
510,000	San Antonio Texas Airport System	5.00%	07/01/2020	584,894
795,000	San Antonio Texas Airport System	5.00%	07/01/2021	921,421
835,000	San Antonio Texas Airport System	5.00%	07/01/2022	974,128
4,000,000	Skagit County Washington Public Hospital District Callable 12/01/2023 @ 100*	5.00%	12/01/2037	4,195,160

1,500,000	Texas Tech University	4.25%	08/15/2021	1,719,705
1,810,000	Texas Transportation Commission State Highway Fund	5.00%	04/01/2021	2,142,588
2,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	2,127,520
2,550,000	Tobacco Settlement Financing Corp. Louisiana	5.00%	05/15/2019	2,837,921
850,000	Tulsa County Industrial Authority	4.00%	09/01/2016	877,940
820,000	Vigo, County of	2.00%	01/15/2017	834,309
830,000	Vigo, County of	2.00%	07/15/2017	847,106
2,300,000	Virginia Public Building	5.00%	08/01/2025	2,861,959
2,060,000	Wayne County Aiport Callable 12/01/2015 @ 100*	5.00%	12/01/2034	2,071,598
1,450,000	Wayne County Aiport Callable 12/01/2024 @ 100*	5.00%	12/01/2039	1,606,078
1,360,000	Wisconsin Health & Educational Facilities Authority Callable 05/01/2024 @ 100*	5.00%	05/01/2027	1,496,558
1,625,000	Wisconsin Health & Educational Facilities Authority Callable 08/15/2023 @ 100*	5.00%	08/15/2028	1,787,776
4,500,000	Wisconsin, State of Callable 05/01/2019 @ 100*	5.75%	05/01/2033	5,164,740
				150,085,872
Total Municipal Bonds (Cost $223,692,424)				224,668,080

Shares
Short-Term Investments - 2.6%
Money Market Fund - 2.6%
5,997,247	DWS Cash Account Trust - Tax-Exempt Portfolio - Institutional Shares, 0.01%^			5,997,247
Total Short-Term Investments (Cost $5,997,247)				5,997,247
Total Investments - 101.3% (Cost $229,689,671)				230,665,327
Liabilities in Excess of Other Assets - (1.3)%				(3,003,971)
TOTAL NET ASSETS - 100.0%				$227,661,356

* Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of September 30, 2015.
^Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments				$229,689,671
Gross unrealized appreciation				1,507,878
Gross unrealized depreciation				(532,222)
Net unrealized appreciation				$975,656

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$224,668,080	$-
Short-Term Investments	$5,997,247	$-	$-
Total Investments	$5,997,247	$224,668,080	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 86.4%
33,380	Federal Home Loan Banks, Series SB-2016	4.89%	12/23/2016	34,639
112,530	Federal Home Loan Banks, Series MI-2017	4.78%	01/25/2017	119,059
155	FHLMC PC, Pool# G1-1357	5.50%	01/01/2018	160
748	FHLMC PC, Pool# E0-1488	5.00%	10/01/2018	779
389	FHLMC PC, Pool# C9-0242	6.00%	12/01/2018	437
10,116	FHLMC PC, Pool# G1-1778	5.50%	10/01/2020	10,915
258	FHLMC PC, Pool# G1-1924	5.50%	03/01/2021	279
891	FHLMC PC, Pool# C9-0428	6.00%	03/01/2021	1,002
68	FHLMC PC, Pool# J0-1540	5.00%	04/01/2021	71
983	FHLMC PC, Pool# G1-2110	5.50%	06/01/2021	1,066
1,099	FHLMC PC, Pool# G1-2522	5.00%	02/01/2022	1,180
1,857	FHLMC PC, Pool# G1-2600	5.50%	03/01/2022	2,016
1,258	FHLMC PC, Pool# G1-2710	5.50%	07/01/2022	1,374
78	FHLMC PC, Pool# 84-5640#	2.36%	08/01/2023	81
19,174	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	20,485
42,493	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	45,336
7	FHLMC PC, Pool# C3-6309	7.00%	02/01/2030	7
2,910,945	FHLMC PC, Pool# J3-2379	3.50%	08/01/2030	3,084,389
1,819,638	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	1,924,637
1,195,343	FHLMC PC, Pool# J3-2643	3.50%	09/01/2030	1,264,364
78	FHLMC PC, Pool# G0-1317	7.00%	10/01/2031	93
13	FHLMC PC, Pool# C5-8701	7.00%	10/01/2031	13
45	FHLMC PC, Pool# G0-1391	7.00%	04/01/2032	54
177,413	FHLMC PC, Pool# 1B0889#	2.27%	05/01/2033	187,745
18,713	FHLMC PC, Pool# 1B-1275#	2.28%	10/01/2033	19,938
3,885,859	FHLMC PC, Pool# C9-1818	4.00%	02/01/2035	4,188,049
261,935	FHLMC PC, Pool# 1J0203#	2.28%	04/01/2035	278,725
1,325	FHLMC PC, Pool# A4-6671	5.00%	08/01/2035	1,456
1,579	FHLMC PC, Pool# G0-8079	5.00%	09/01/2035	1,740
13,624	FHLMC PC, Pool# 1B-3950#	5.42%	11/01/2035	13,752
92,368	FHLMC PC, Pool# 1L-1263#	2.50%	03/01/2036	98,457
12,141	FHLMC PC, Pool# 1J-1317#	2.42%	04/01/2036	12,933
4,864	FHLMC PC, Pool# 1G-2408#	2.18%	06/01/2036	5,158
12,108	FHLMC PC, Pool# 84-7625#	1.95%	07/01/2036	12,761
9,344	FHLMC PC, Pool# G0-2274	5.00%	07/01/2036	10,286
377	FHLMC PC, Pool# A5-9220	5.00%	04/01/2037	413
7,070	FHLMC PC, Pool# 1J-0573#	2.58%	08/01/2037	7,546
4,661	FHLMC PC, Pool# 1B-4292#	2.41%	09/01/2038	4,860
12,946,032	FHLMC PC, Pool# Q2-8300	3.50%	09/01/2044	13,581,790
3,319,220	FHLMC PC, Pool# Q3-2218	4.00%	03/01/2045	3,543,861
1,871,713	FHLMC PC, Pool# Q3-6224	4.00%	09/01/2045	1,997,783
12,717,492	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	889,271
9,714,230	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	732,939
174,069	FHLMC REMIC, Series 3571	4.00%	09/15/2024	185,340
2,261,468	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	274,204
9,191,082	FHLMC REMIC, Series 4186~	3.00%	03/15/2033	1,360,740
8,092,834	FHLMC REMIC, Series 4203~	3.00%	04/15/2033	965,026
3,295,497	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	461,582
521,618	FHLMC REMIC, Series 3878	3.00%	04/15/2041	543,953
5,514,837	FHLMC REMIC, Series 4144	2.50%	12/15/2042	5,004,218
1,943,640	FHLMC REMIC, Series 4144	2.50%	12/15/2042	1,761,525
2,292,400	FHLMC REMIC, Series 4153	2.50%	01/15/2043	2,046,048
13,912,248	FHLMC REMIC, Series 4495	2.50%	07/15/2045	13,459,710
5,402,374	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	1,049,810
746	FNMA, Pool# 576086	6.00%	03/01/2016	748
17,675	FNMA, Pool# 254089	6.00%	12/01/2016	18,049
151	FNMA, Pool# 555013	5.50%	11/01/2017	156
1,008	FNMA, Pool# 725544	5.50%	12/01/2017	1,032
10,051	FNMA, Pool# 763020	3.50%	08/01/2018	10,623
42,014	FNMA, Pool# 744697	4.50%	10/01/2018	43,586
10,747	FNMA, Pool# 725185	5.00%	02/01/2019	11,193
43,689	FNMA, Pool# 803941#	2.44%	11/01/2019	44,476
11,075	FNMA, Pool# 255626	5.00%	03/01/2020	11,799
62,277	FNMA, Pool# 970382	4.50%	03/01/2023	65,485
834	FNMA, Pool# 303585	7.00%	10/01/2025	946
1,093	FNMA, Pool# 303713	6.50%	02/01/2026	1,257
13,038	FNMA, Pool# 539082	7.00%	08/01/2028	13,218
1,748,054	FNMA, Pool# AY9794	3.50%	07/01/2030	1,853,291
1,400,230	FNMA, Pool# AY2366	3.50%	07/01/2030	1,481,566
1,086,149	FNMA, Pool# AZ3260	3.50%	09/01/2030	1,150,671
1,488,557	FNMA, Pool# AZ9399	3.50%	09/01/2030	1,575,641
2,805	FNMA, Pool# 592751	7.00%	06/01/2031	2,971
25,266	FNMA, Pool# 625536	6.00%	01/01/2032	28,505
38,900	FNMA, Pool# 628837	6.50%	03/01/2032	44,474
782	FNMA, Pool# 555531	5.50%	06/01/2033	881
934	FNMA, Pool# 555591	5.50%	07/01/2033	1,052

48,284	FNMA, Pool# 748643#	1.97%	09/01/2033	50,633
1,011	FNMA, Pool# 555876	5.50%	10/01/2033	1,147
59,328	FNMA, Pool# 744805#	1.89%	11/01/2033	60,580
90,449	FNMA, Pool# 741373#	2.41%	12/01/2033	94,759
85,376	FNMA, Pool# 764342#	2.02%	02/01/2034	88,454
3,049	FNMA, Pool# 725424	5.50%	04/01/2034	3,433
136,796	FNMA, Pool# 780488#	1.89%	07/01/2034	140,992
35,063	FNMA, Pool# 796283	5.50%	12/01/2034	39,200
1,355	FNMA, Pool# 735022	5.50%	12/01/2034	1,529
11,788	FNMA, Pool# 735263#	2.14%	01/01/2035	12,465
4,190	FNMA, Pool# 821252#	2.10%	05/01/2035	4,434
1,114	FNMA, Pool# 255706	5.50%	05/01/2035	1,257
83	FNMA, Pool# 735580	5.00%	06/01/2035	92
126,306	FNMA, Pool# 836715#	2.36%	10/01/2035	126,965
168,129	FNMA, Pool# 836335#	5.34%	10/01/2035	169,578
8,695	FNMA, Pool# 851372#	2.30%	12/01/2035	9,242
169	FNMA, Pool# 849496	5.50%	12/01/2035	190
1,579	FNMA, Pool# 256022	5.50%	12/01/2035	1,772
29,859	FNMA, Pool# 848817	5.00%	01/01/2036	32,913
1,077	FNMA, Pool# 845341	5.50%	01/01/2036	1,204
1,864	FNMA, Pool# 256059	5.50%	01/01/2036	2,098
2,823	FNMA, Pool# 880371#	2.35%	02/01/2036	3,004
92,260	FNMA, Pool# 865849#	2.15%	03/01/2036	98,080
5,037	FNMA, Pool# 891332#	2.03%	04/01/2036	5,310
3,810	FNMA, Pool# 745480#	5.09%	04/01/2036	4,068
105,995	FNMA, Pool# 882017#	1.93%	05/01/2036	111,559
3,186	FNMA, Pool# 901006#	2.16%	09/01/2036	3,389
10,358	FNMA, Pool# 902188#	2.30%	11/01/2036	11,046
237	FNMA, Pool# 905690	5.50%	12/01/2036	266
90,387	FNMA, Pool# 888445#	2.18%	04/01/2037	97,521
11,161	FNMA, Pool# 888463#	5.20%	05/01/2037	11,747
460	FNMA, Pool# 960392	5.50%	12/01/2037	513
6,740	FNMA, Pool# 933628#	2.38%	07/01/2038	7,135
5,320	FNMA, Pool# 965185#	1.88%	09/01/2038	5,587
5,789,768	FNMA, Pool# AS2249	4.00%	04/01/2039	6,195,602
19,052	FNMA, Pool# AC4824#	2.28%	10/01/2039	20,264
10,782	FNMA, Pool# AH4794	5.00%	02/01/2041	11,944
28,423	FNMA, Pool# AI1170	5.00%	04/01/2041	31,337
4,859,598	FNMA, Pool# AL6768	6.00%	05/01/2041	5,499,195
670,577	FNMA, Pool# MA1065	4.00%	05/01/2042	717,665
1,033,919	FNMA, Pool# AO7724	4.50%	06/01/2042	1,124,958
16,295	FNMA, Pool# AR1150	3.00%	01/01/2043	16,576
2,142,945	FNMA, Pool# AR6444	4.50%	10/01/2043	2,336,504
2,413,231	FNMA, Pool# AU5029	4.50%	10/01/2043	2,621,891
1,201,701	FNMA, Pool# AV6078	4.00%	11/01/2043	1,288,489
1,097,394	FNMA, Pool# AS1429	4.00%	12/01/2043	1,175,636
1,719,629	FNMA, Pool# AS2985	4.00%	08/01/2044	1,847,130
1,748,321	FNMA, Pool# AX5008	3.50%	10/01/2044	1,835,593
2,309,897	FNMA, Pool# AX8509	4.00%	11/01/2044	2,470,491
1,220,520	FNMA, Pool# AX9501	4.50%	12/01/2044	1,332,901
4,156,384	FNMA, Pool# AY0674	3.50%	02/01/2045	4,345,832
1,848,169	FNMA, Pool# AY3072	4.00%	02/01/2045	1,985,222
1,544,278	FNMA, Pool# AY4463	4.00%	02/01/2045	1,650,330
247,621	FNMA, Pool# AY1007	4.00%	02/01/2045	264,661
525,809	FNMA, Pool# AY3851	4.50%	02/01/2045	572,270
2,819,039	FNMA, Pool# AY0678	3.50%	03/01/2045	2,947,529
1,668,577	FNMA, Pool# AY0677	3.50%	03/01/2045	1,751,102
1,074,371	FNMA, Pool# AW9534	4.00%	03/01/2045	1,152,380
3,148,969	FNMA, Pool# AY6275	4.00%	03/01/2045	3,365,234
1,329,794	FNMA, Pool# AY3854	4.50%	04/01/2045	1,447,736
1,876,707	FNMA, Pool# AZ2000	3.50%	05/01/2045	1,970,162
3,337,993	FNMA, Pool# AZ2001	3.50%	05/01/2045	3,490,499
2,004,549	FNMA, Pool# AY9118	4.00%	05/01/2045	2,143,927
1,903,189	FNMA, Pool# AY9108	4.00%	05/01/2045	2,035,514
1,305,905	FNMA, Pool# MA2281	4.50%	05/01/2045	1,420,597
3,351,153	FNMA, Pool# AZ2719	4.00%	06/01/2045	3,594,481
3,112,326	FNMA, Pool# AY8830	4.00%	06/01/2045	3,335,445
1,474,412	FNMA, Pool# AZ3277	4.00%	06/01/2045	1,576,929
2,145,689	FNMA, Pool# AZ1915	4.00%	06/01/2045	2,294,865
998,478	FNMA, Pool# AZ4154	4.00%	06/01/2045	1,072,522
1,418,460	FNMA, Pool# AZ6495	4.00%	07/01/2045	1,516,882
2,412,402	FNMA, Pool# AY3870	4.00%	07/01/2045	2,585,348
1,238,778	FNMA, Pool# AY3869	4.00%	07/01/2045	1,327,594
996,839	FNMA, Pool# AZ5811	4.00%	07/01/2045	1,066,147
1,123,109	FNMA, Pool# AZ4200	4.50%	07/01/2045	1,223,072
3,791,932	FNMA, Pool# AY3871	4.50%	07/01/2045	4,130,006
3,652,437	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,906,372
2,708,035	FNMA, Pool# AZ8218	4.00%	08/01/2045	2,895,543
3,989,681	FNMA, Pool# AY3873	4.00%	08/01/2045	4,275,736
1,766,159	FNMA, Pool# AZ7073	4.00%	09/01/2045	1,892,790
500,000	FNMA, Pool# AZ1494	4.00%	09/01/2045	537,078
6,455,376	FNMA, Pool# AY3875	4.50%	09/01/2045	7,031,919
1,620,342	FNMA, Pool# AZ9834	4.50%	09/01/2045	1,765,055
285,171	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	295,455
90	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	96

12,366	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	12,521
808,604	FNMA REMIC Trust, Series 2011-18	4.00%	10/25/2025	821,215
5,026,101	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	499,351
336,082	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	39,157
4,501,890	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	628,401
15,236,115	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	1,651,534
11,633,014	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	1,409,549
13,438,795	FNMA REMIC Trust, Series 2013-45~	3.00%	05/25/2033	2,407,043
11,454,357	FNMA REMIC Trust, Series 2013-24~	3.00%	11/25/2040	1,650,357
586,419	FNMA REMIC Trust, Series 2012-10#	0.74%	02/25/2042	591,882
2,211,108	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	341,009
15,350,082	FNMA REMIC Trust, Series 2012-146~	3.00%	11/25/2042	2,021,506
9,846,099	FNMA REMIC Trust, Series 2013-20~	3.50%	11/25/2042	1,393,312
18,066	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	19,310
6,264	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	6,735
37,584	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	41,077
20,329	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	21,985
23,717	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	25,743
17	GNMA, Pool# 180963X	9.50%	11/15/2016	17
421	GNMA, Pool# 781403X	6.00%	02/15/2017	431
81	GNMA, Pool# 198708X	9.50%	04/15/2017	82
18,918	GNMA, Pool# 595167X	5.50%	11/15/2017	19,476
9,170	GNMA, Pool# 552929X	5.00%	12/15/2017	9,441
1,874	GNMA, Pool# 607669X	5.00%	02/15/2018	1,943
6,181	GNMA, Pool# 594102X	4.50%	09/15/2018	6,394
10,635	GNMA, Pool# 780576X	7.00%	12/15/2022	12,140
45,321	GNMA, Pool# 723460X	4.00%	12/15/2024	48,318
1,616	GNMA, Pool# 780195X	8.00%	07/15/2025	1,892
15,613	GNMA, Pool# 487110	6.50%	04/15/2029	18,530
352	GNMA, Pool# 536231X	9.00%	07/15/2030	354
5,282	GNMA, Pool# 571166	7.00%	08/15/2031	5,466
5,387	GNMA, Pool# 004017M	6.00%	08/20/2037	6,107
3,622	GNMA, Pool# 565240X	6.50%	09/15/2037	4,249
4,039	GNMA, Pool# 676322X	7.00%	09/15/2037	4,449
12,992	GNMA, Pool# 646058X	6.00%	11/15/2037	14,707
14,724	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	15,407
17,706,936	GNMA REMIC Trust, Series 2013-170~	2.50%	05/16/2028	1,616,997
1,519,559	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	146,369
1,297	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	1,359
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	574,389
12,239,770	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	1,657,326
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	717,528
716,398	GNMA REMIC Trust, Series 2011-121#	0.61%	03/16/2043	710,960
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	738,493
9,500,000	GNMA REMIC Trust, Series 2014-104	3.50%	07/16/2044	9,838,224
6,867,000	GNMA REMIC Trust, Series 2013-85#	2.79%	02/16/2049	6,438,516
8,000,000	GNMA REMIC Trust, Series 2013-73#	2.67%	10/16/2052	7,558,128
8,000,000	GNMA, 3.5% Due TBA October	3.50%	10/15/2042	8,382,811
Total Mortgage Backed Securities (Cost $223,570,797)				224,302,533

Asset Backed Securities - 12.5%
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2015-3	2.73%	03/08/2021	1,508,240
3,320,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.39%	02/26/2024	3,346,525
6,500,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	1.84%	04/25/2024	6,452,134
4,500,000	Freddie Mac STACR Debt Notes, Series 2014-DN4#	2.59%	10/25/2024	4,536,187
4,500,000	Freddie Mac STACR Debt Notes, Series 2015-DN1#	2.59%	01/27/2025	4,557,179
3,600,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.04%	10/25/2027	3,585,503
5,600,000	Freddie Mac STACR Debt Notes, Series 2015-DNA2#	2.79%	12/27/2027	5,652,041
2,200,000	Santander Drive Automobile Receivables Trust, Series 2015-4	2.26%	06/15/2020	2,210,454
558,785	SLM Student Loan Trust 2007-1, Series 2007-1#	0.36%	01/25/2022	556,386
Total Asset Backed Securities (Cost $32,231,490)				32,404,649

Local Government Housing Agency Bonds - 1.2%
1,975,000	Delaware State Housing Authority Callable 01/01/2021 @ 100^	2.75%	12/01/2041	1,991,097
970,000	Missouri Housing Development Commission Callable 11/01/2019 @ 100^	2.65%	11/01/2040	962,046
Total Local Government Housing Agency Bonds (Cost $2,770,376)				2,953,143

Shares
Short-Term Investments - 1.2%
Money Market Funds - 1.2%
3,184,766	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%*			3,184,766
Total Short-Term Investments (Cost $3,184,766)				3,184,766
Total Investments - 101.3% (Cost $261,757,429)				262,845,091
Liabilities in Excess of Other Assets - (1.3)%				(3,307,661)
NET ASSETS - 100.0%				$259,537,430

^Continuously callable with 30 days notice.
#Variable rate security. Rate disclosed is as of September 30, 2015.
~Interest Only Security
*Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments				$261,757,429
Gross unrealized appreciation				4,034,783
Gross unrealized depreciation				(2,947,121)
Net unrealized appreciation				$1,087,662

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Mortgage Backed Securities	$-	$224,302,533	$-
Asset Backed Securities	$-	$32,404,649	$-
Local Government Housing Agency Bonds	$-	$2,953,143	$-
Short-Term Investments	$3,184,766	$-	$-
Total Investments	$3,184,766	$259,660,325	$-

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.8%
Belgium - 1.9%
238,859	UCB S.A.	18,712,965
Denmark - 5.3%
918,600	DSV A/S	34,325,270
418,258	H. Lundbeck A/S*	11,151,475
137,258	Royal Unibrew A/S	5,139,131
220,577	Spar Nord Bank A/S	2,515,998
		53,131,874
Finland - 4.8%
867,324	Kone OYJ	33,008,583
330,508	Sampo OYJ	15,995,720
		49,004,303
France - 10.9%
46,281	BioMerieux S.A.	5,007,256
550,106	Legrand S.A.	29,267,488
158,513	L'Oreal S.A.	27,551,942
238,982	Pernod Ricard S.A.	24,129,738
257,852	Sanofi	24,547,667
		110,504,091
Germany - 8.8%
199,794	Bayer AG	25,633,390
57,904	Beiersdorf AG	5,132,695
1,624,312	Infineon Technologies AG	18,249,950
115,984	NORMA Group SE	5,704,075
386,964	ProSiebenSat.1 Media AG	18,994,466
293,504	United Internet AG	14,880,263
		88,594,839
Italy - 3.5%
327,835	Banca Generali S.p.A.	9,247,993
196,865	DiaSorin S.p.A.	8,616,546
1,094,780	OVS S.p.A.*	7,474,446
394,670	Salvatore Ferragam S.p.A.	10,526,653
		35,865,638
Netherlands - 4.0%
97,612	ASML Holding NV	8,580,425
395,041	Heineken NV	31,986,108
		40,566,533
Spain - 0.5%
86,134	Viscofan S.A.	5,194,647
Sweden - 8.7%
1,334,172	Assa Abloy AB	23,929,413
1,278,980	Atlas Copco AB	30,758,209
977,604	Cloetta AB*	2,794,997
1,350,602	Nordea Bank AB	15,068,015
988,022	Trelleborg AB	15,652,691
		88,203,325

Switzerland - 19.1%
2,416	BELIMO Holding AG	5,075,903
426,646	Cie Financiere Richemont S.A.	33,197,739
28,747	Daetwyler Holding AG	3,902,403
72,252	Geberit AG	22,103,019
3,376	Givaudan S.A.	5,493,305
10,707	INFICON Holding AG	2,983,719
631,441	Julius Baer Gruppe AG	28,675,003
121,514	Kuehne & Nagel International AG	15,625,079
4,273	LEM Holding S.A.	3,055,901
915	Lindt & Spruengli AG	5,364,769
57,398	Roche Holding, Ltd.	15,237,537
87,476	Schindler Holding Ltd.	12,565,655
73,291	Tecan Trading AG	10,319,617
1,583,107	UBS Group	29,268,687
		192,868,336
United Kingdom - 31.3%
489,914	Berendsen PLC	7,450,340
8,343,582	Booker Group PLC	23,369,906
1,010,255	British American Tobacco PLC	55,741,379
1,565,764	Compass Group	25,009,696
737,119	Essentra PLC	8,782,811
836,943	Halma PLC	9,151,068
241,762	Hikma Pharmaceuticals PLC	8,351,339
528,585	Jardine Lloyd Thompson Group PLC	8,143,355
1,357,132	Prudential PLC	28,630,681
404,936	Reckitt Benckiser Group PLC	36,721,832
2,993,243	Saga PLC	9,305,067
1,674,361	Smith & Nephew PLC	29,253,061
642,553	Spectris PLC	16,440,160
311,402	Spirax-Sarco Engineering PLC	13,216,451
942,315	SSP Group PLC	4,362,774
378,579	SuperGroup PLC*	7,808,504
242,933	Ultra Electronic	6,300,713
199,537	Victrex PLC	5,355,120
544,842	WH Smith PLC	12,915,224
		316,309,481
Total Common Stocks (Cost $1,053,963,242)		998,956,032

Short-Term Investments - 1.8%
Money Market Funds- 1.8%
18,617,889	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.04%#	18,617,889
Total Short-Term Investments (Cost $18,617,889)		18,617,889
Total Investments - 100.6% (Cost $1,072,581,131)		1,017,573,921
Liabilities in Excess of Other Assets - (0.6)%		(5,728,479)
NET ASSETS - 100.0%		$1,011,845,442

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$1,076,322,442
Gross unrealized appreciation		14,860,163
Gross unrealized depreciation		(73,608,684)
Net unrealized depreciation		$(58,748,521)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Forward Foreign Currency Exchange Contracts
The Brown Advisory - WMC Strategic European Equity Fund had the following outstanding contracts as of September 30, 2015:
Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation
Euro	10,019,500	U.S. Dollars	11,214,927	10/30/2015	Bank of America, N.A.	$19,079
U.S. Dollars	44,784,560	Euro	40,078,000	10/30/2015	HSBC Bank USA, N.A.	(1,169)
Euro	10,019,500	U.S. Dollars	11,216,670	10/30/2015	National Australia Bank	20,822
Euro	10,020,000	U.S. Dollars	11,259,334	10/30/2015	RBC Capital Markets	62,927
Euro	10,019,000	U.S. Dollars	11,202,995	10/30/2015	Royal Bank of Scotland	7,706
						$109,366

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks:
Belgium	$-	$18,712,965	$-
Denmark	$-	$53,131,874	$-
Finland	$-	$49,004,303	$-
France	$-	$110,504,091	$-
Germany	$-	$88,594,839	$-
Italy	$7,474,446	$28,391,192	$-
Netherlands	$-	$40,566,533	$-
Spain	$-	$5,194,647	$-
Sweden	$-	$88,203,325	$-
Switzerland	$3,055,901	$189,812,435	$-
United Kingdom	$9,305,067	$307,004,414	$-
Short-Term Investments	$18,617,889	$-	$-
Total Investments	$38,453,303	$979,120,618	$-
Forward Foreign Currency Exchange Contracts*	$-	$109,366	$-

*Unrealized Appreciation

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.4%
Japan - 91.4%
Consumer Discretionary - 27.4%
184,600	Adastria Holdings Co., Ltd.	11,058,843
121,400	Aeon Delight Co., Ltd.	3,506,019
707,300	Aisan Industry Co., Ltd.	6,490,172
474,087	Asics Corp.	11,299,489
395,600	Avex Group Holdings, Inc.	4,495,415
303,900	Bandai Namco Holdings, Inc.	7,053,130
13,000	BELC Co, Ltd.	443,537
235,000	Benesse Holdings, Inc.	6,282,974
13,400	Chiyoda Co., Ltd.	429,955
269,671	Cookpad, Inc.	5,692,957
384,137	Cyber Agent, Inc.	15,026,943
147,400	DaikyoNishikawa Co.	6,838,440
210,757	Descente, Ltd.	2,986,208
101,750	Dip Corp.	1,677,521
134,397	Don Quijote Holdings Co., Ltd.	5,063,504
320,400	En-Japan, Inc.	8,558,182
395,600	Exedy Corp.	8,776,498
1,252,900	Funai Electric Co., Ltd.	11,594,767
188,700	Gendai Agency, Inc.	989,123
75,700	H.I.S. Co., Ltd.	2,475,079
248,600	H2O Retailing Co.	4,703,116
997,400	Honda Motor Co., Ltd.	29,769,112
627,720	Honeys Co., Ltd.	5,290,527
58,900	Hoshizaki Electric Co., Ltd.	4,128,685
380,800	Iida Group Holdings Co., Ltd.	5,957,409
269,719	Isetan Mitsukoshi Holdings, Ltd.	4,046,944
956,600	Keihin Corp.	13,546,905
191,700	Konami Holdings Co.	4,143,073
490,500	K's Holdings Corp.	15,395,520
556,200	Kuroda Electric Co., Ltd.	10,323,659
987,900	Mazda Motor Corp.	15,610,104
193,097	Mitsuboshi Belting, Ltd.	1,469,827
350,000	Moshi Moshi Hotline, Inc.	3,616,161
927,000	NGK Spark Plug Co., Ltd.	21,280,050
1,287,500	Nikon Corp.	15,570,246
162,630	Nintendo Co., Ltd.	27,411,572
2,251,880	Nippon Television Holdings, Inc.	36,382,285
875,100	Nishimatsuya Chain Co., Ltd.	8,103,548
1,872,400	Nissan Motor Co., Ltd.	17,215,966
738,400	Nissin Kogyo Co., Ltd.	11,061,917
26,497	Nitori Holdings Co., Ltd.	2,074,828
380,100	Pal Co., Ltd.	11,007,930
5,938,700	Pioneer Corp.	12,904,510
163,000	Proto Corp.	2,040,383
2,838,376	Rakuten, Inc.	36,281,390
17,680	Relo Holdings, Inc.	1,732,003
197,600	ResortTrust, Inc.	4,915,875
1,294,000	Seiko Holdings Corp.	7,524,469
110,300	Shimamura Co.	11,880,910
28,923	Shimano, Inc.	4,063,561
92,474	Square Enix Holdings Co., Ltd.	2,293,499
613,800	Takata Corp.	6,743,822
564,487	TechnoPro Holdings, Inc.	14,965,724
971,000	Teijin, Ltd.	2,949,397
113,800	Temp Holdings Co., Ltd.	5,200,223
181,800	Tenma Corp.	2,985,840
438,700	Tokai Rika Co., Ltd.	9,057,810
193,900	Toyo Tire & Rubber Co., Ltd.	4,197,090
668,900	Toyoda Gosei Co., Ltd.	13,147,108
700,100	Toyota Boshoku Corp.	11,887,312
604,860	Toyota Industries Corp.	28,772,482
82,000	TPR Co., Ltd.	1,870,815
146,900	Trusco Nakayama Corp.	5,196,885
1,090,700	TV Asahi Holdings Corp.	16,678,260
167,500	United Arrows, Ltd.	6,913,640
503,500	Xebio Co., Ltd.	9,033,727
198,500	Yondoshi Holdings, Inc.	4,832,526
		616,917,401

Consumer Staples - 4.2%
231,871	Ain Pharmaciez, Inc.	11,835,020
711,980	Asahi Group Holdings, Ltd.	23,098,954
365,200	Cawachi, Ltd.	5,988,967
35,800	Ezaki Glico Co., Ltd.	1,654,490
109,719	Heiwado Co., Ltd	2,404,265
193,870	Kikkoman Corp.	5,339,783
23,470	Kose Corp.	2,142,090
8,400	Life Corp.	239,293
72,440	MEIJI Holdings Co., Ltd.	5,312,068
110,910	Pigeon Corp.	2,591,503
334,500	Rohto Pharmaceutical Co., Ltd.	5,134,034
317,200	Seven & I Holdings Co., Ltd.	14,474,837
46,058	Sundrug Co., Ltd.	2,424,644
77,100	Tsuruha Holdings, Inc.	6,644,336
123,700	Welcia Holdings Co., Ltd.	5,998,293
47,920	Yaoko Co., Ltd.	2,166,058
		97,448,635
Energy - 1.0%
1,328,200	Inpex Corp.	11,875,088
412,400	Japan Petroleum Exploration Co.	10,894,797
		22,769,885
Financials - 16.8%
1,149,800	Dai-ichi Life Insurance Co., Ltd.	18,304,638
520,000	Eighteenth Bank, Ltd.	1,606,642
207,200	IBJ Leasing Co., Ltd.	4,039,968
561,768	Japan Exchange Group, Inc.	8,212,066
316,700	Kanamoto Co., Ltd.	5,698,733
609,500	Kenedix, Inc.	2,029,644
5,756,500	Leopalace 21 Corp.	26,861,204
10,817,240	Mitsubishi UFJ Financial Group, Inc.	65,360,359
1,313,500	Mitsubishi UFJ Lease & Finance Co., Ltd.	5,786,553
25,652,000	Mizuho Financial Group, Inc.	47,984,680
651,000	NTT Urban Development Corp.	5,998,554
716,000	Oita Bank, Ltd.	2,977,338
9,091,600	Shinsei Bank, Ltd.	18,689,110
2,033,285	Sony Financial Holdings, Inc.	33,372,171
812,800	Sumitomo Mitsui Financial Group, Inc.	30,821,630
4,510,620	T&D Holdings, Inc.	53,278,809
1,170,900	Takara Leben Co., Ltd.	5,750,726
759,000	Tochigi Bank, Ltd.	4,169,162
366,550	Tokio Marine Holdings, Inc.	13,694,306
169,040	Tokyo TY Financial Group, Inc.	5,283,788
777,000	Yamanashi Chuo Bank, Ltd.	4,056,264
290,200	Zenkoku Hosho Co., Ltd.	9,632,084
		373,608,429
Health Care - 8.9%
260,900	Asahi Intecc Co., Ltd.	9,403,537
238,910	Chugai Pharmaceutical Co., Ltd.	7,337,697
330,300	CMIC Holdings Co., Ltd.	4,693,533
692,900	Daiichi Sankyo Co., Ltd.	12,023,171
503,981	Eisai Co., Ltd.	29,735,658
218,100	EPS Holdings, Inc.	2,136,846
230,131	Hoya Corp.	7,537,227
164,900	Message Co., Ltd.	3,428,243
284,000	Nippon Shinyaku Co., Ltd.	10,244,614
399,590	Olympus Corp.	12,466,535
109,237	ONO Pharmaceutical Co., Ltd.	12,951,733
1,203,539	Santen Pharmaceutical Co., Ltd.	16,158,242
476,616	Shionogi & Co., Ltd.	17,084,381
129,260	Suzuken Co., Ltd.	4,310,438
174,543	Sysmex Corp.	9,217,923
917,400	Takeda Pharmaceutical Co., Ltd.	40,248,396
		198,978,174

Industrials - 7.8%
233,300	Bunka Shutter Co., Ltd.	1,675,415
295,500	Daifuku Co., Ltd.	4,060,026
168,400	Daiseki Co., Ltd.	2,873,765
326,800	Denyo Co., Ltd.	5,181,381
379,600	DMG Mori Seiki Co.	4,831,902
177,560	East Japan Railway Co.	14,962,209
148,100	Fuji Machine Manufacturing Co., Ltd.	1,302,822
1,469,700	Hino Motors, Ltd.	14,977,462
436,400	Hisaka Works, Ltd.	3,264,754
505,900	Hitachi Chemical Co., Ltd.	6,980,044
854,840	Hitachi Metals, Ltd.	9,927,190
164,400	Hitachi Transport System, Ltd.	2,710,698
1,349,800	Hosiden Corp.	7,146,321
1,317,000	IHI Corp.	3,384,211
255,310	Jamco Corp.	9,850,783
194,774	Japan Airlines Co., Ltd.	6,892,064
3,141,000	Japan Steel Works, Ltd.	9,951,894
395,000	Kyudenko Corp.	6,588,540
103,300	METAWATER Co., Ltd.	2,610,281
297,800	Nippon Densetsu Kogyo Co., Ltd.	5,344,884
771,200	Sanwa Holdings Corp.	5,308,871
1,112,040	Sumitomo Electric Industries, Ltd.	14,226,507
317,900	Tokyu Construction Co., Ltd.	2,632,392
2,038,000	Toshiba Machine Co., Ltd.	6,396,112
3,452,000	Toyo Engineering Corp.	8,331,297
798,400	Ushio, Inc.	9,591,524
90,380	West Japan Railway Co.	5,664,653
543,900	Yumeshin Holdings Co., Ltd.	3,221,879
65,200	Zuiko Corp.	2,407,474
		182,297,355
Information Technology - 15.4%
88,900	Alpha Systems, Inc.	1,368,333
80,439	Alps Electric Co., Ltd.	2,271,601
805,600	Canon, Inc.	23,304,002
853,500	DeNA Co., Ltd.	15,840,535
271,000	Digital Garage, Inc.	3,752,674
567,966	Ferrotec Corp.	4,910,158
12,555,320	Fujitsu, Ltd.	54,613,123
1,805,300	GREE, Inc.	8,085,953
161,765	Hamamatsu Photonics KK	3,660,934
61,400	Horiba, Ltd.	2,238,704
142,400	Infomart Corp.	1,614,330
31,400	Iriso Electronics Co., Ltd.	1,368,237
575,400	Itochu Techno-Solutions Corp.	12,271,665
170,200	Japan Digital Laboratory Co., Ltd.	2,345,648
405,600	Melco Holdings, Inc.	6,640,665
362,000	Mimasu Semiconductor Industry Co., Ltd.	3,314,598
291,700	Miraial Co., Ltd.	2,651,455
425,000	Mitsumi Electric Co., Ltd.	2,354,255
33,225	Murata Manufacturing Co., Ltd.	4,291,824
1,174,800	NET One Systems Co., Ltd.	6,645,911
292,000	Nexon Co., Ltd.	3,903,917
1,323,400	Nichicon Corp.	9,511,434
218,200	Nippon Ceramic Co., Ltd.	3,227,028
100,915	Nomura Research Institute, Ltd.	3,873,852
154,484	OBIC Co., Ltd.	7,066,759
244,800	Outsourcing, Inc.	5,323,328
299,200	Rohm Co., Ltd.	13,305,482
2,570,000	SCREEN Holdings Co., Ltd.	12,568,627
730,400	SCSK Corp.	27,419,567
287,000	Shimadzu Corp.	4,143,495
695,300	Shinkawa, Ltd.	3,817,984
1,848,500	Shinko Electric Industries Co., Ltd.	10,421,726
796,300	SoftBank Corp.	36,820,764
2,089,900	SUMCO Corp.	18,744,159
241,100	TDK Corp.	13,636,094
541,800	Tokyo Seimitsu Co., Ltd.	10,060,699
		347,389,520

Materials - 9.0%
452,000	Aichi Steel Corp.	1,706,929
379,500	Chubu Steel Plate Co., Ltd.	1,538,657
849,020	Daicel Corp.	10,422,407
223,000	Fujimi, Inc.	3,016,402
978,180	JSR Corp.	14,100,377
924,000	Kobe Steel, Ltd.	1,001,870
510,700	Kyoei Steel, Ltd.	8,018,933
388,400	Maruichi Steel Tube, Ltd.	8,791,913
648,000	Minebea Co.	6,878,778
6,450,100	Mitsubishi Materials Corp.	19,598,151
3,420,000	Mitsui Chemicals, Inc.	10,961,028
489,600	Neturen Co., Ltd.	3,516,069
82,200	Nippon Shokubai Co., Ltd.	5,589,935
167,800	Nitto Denko Corp.	10,050,002
75,900	Osaka Titanium Technologies Co., Ltd.	1,992,959
480,000	Shin-etsu Chemical Co., Ltd.	24,616,356
1,406,000	Showa Denko KK	1,543,112
2,439,000	Sumitomo Bakelite Co., Ltd.	8,960,845
915,900	Sumitomo Riko Co., Ltd.	7,986,587
5,157,000	Taiheiyo Cement Corp.	15,452,271
226,185	Tokyo Ohka Kogyo Co., Ltd.	5,995,986
1,907,800	Tokyo Steel Manufacturing Co., Ltd.	10,432,317
469,400	Yamato Kogyo Co., Ltd.	9,410,226
263,800	Yodogawa Steel Works, Ltd.	4,928,129
		196,510,239
Telecommunication Services - 0.9%
580,140	Nippon Telegraph & Telephone Corp.	20,434,641
Total Common Stocks (Cost $2,139,259,640)		2,056,354,279

Short-Term Investments - 7.4%
Money Market Funds - 7.4%
165,286,966	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	165,286,966
Total Short-Term Investments (Cost $165,286,966)		165,286,966
Total Investments - 98.8% (Cost $2,304,546,606)		2,221,641,245
Other Assets in Excess of Liabilities - 1.2%		26,319,084
NET ASSETS - 100.0%		$2,247,960,329

*Non-Income Producing
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$2,333,184,850
Gross unrealized appreciation		135,720,126
Gross unrealized depreciation		(247,263,731)
Net unrealized depreciation		$(111,543,605)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Forward Foreign Currency Exchange Contracts
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following outstanding contracts as of September 30, 2015:

Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Depreciation
Japanese Yen	62,532,929,000	U.S. Dollars	520,842,980	10/30/2015	Commonwealth Bank of Austin	$(609,572)
Japanese Yen	62,532,931,000	U.S. Dollars	520,790,944	10/30/2015	HSBC Bank USA, N.A.	(661,625)
Japanese Yen	62,532,931,000	U.S. Dollars	520,842,996	10/30/2015	State Street Capital Markets	(609,573)
Japanese Yen	62,532,931,000	U.S. Dollars	520,890,721	10/30/2015	Westpac Banking Corp.	(561,848)
						$(2,442,618)
Futures Contracts - Long
The Brown Advisory - WMC Japan Alpha Opporunities Fund had the following open long futures contracts as of September 30, 2015:
			Contracts	Expriation Date	Notional Amount	Unrealized Depreciation
TOPIX Index Futures Contracts			1,089	December 11, 2015	$131,865,566	$(4,088,202)

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$-	$2,056,354,279	$-
Short-Term Investments	$165,286,966	$-	$-
Total Investments	$165,286,966	$2,056,354,279	$-
Forward Foreign Currency Exchange Contracts*	$-	$(2,442,618)	$-
Future Contracts - Long*	$(4,088,202)	$-	$-

*Unrealized Depreciation

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.4%
Brazil - 3.6%
161,539	Cielo S.A.	1,501,911
1,302,942	Porto Seguro S.A.	9,859,569
136,684	Smiles S.A.	1,036,723
		12,398,203
Chile - 4.9%
3,221,349	AFP Habitat S.A.†	3,763,281
8,604,446	Aguas Andinas S.A.†	4,475,941
616,247	Cia Cervecerias Unidas S.A.†	6,795,464
1,399,468	Inversiones Aguas Metropolitan†	1,933,984
		16,968,670
China - 1.4%
396,000	China Mobile, Ltd.	4,740,026
Hungary - 5.3%
956,889	OTP Bank PLC	18,471,466
India - 13.9%
1,558,113	Axis Bank, Ltd.	11,816,295
1,067,292	HCL Technologies, Ltd.	16,006,282
27,287	Hero MotoCorp, Ltd.	998,233
1,705,137	Power Grid Corp.	3,448,369
211,978	Shriram Transport Finance Co., Ltd.	2,995,476
1,407,209	Wipro, Ltd.	12,858,296
		48,122,951
Indonesia - 0.9%
17,010,700	Telekomunikasi Indonesia	3,072,152
Luxembourg - 1.2%
67,333	Millicom International Cellular	4,210,832
Philippines - 8.6%
11,090,714	Aboitiz Power Corp.†	10,263,158
7,833,068	Metropolitan Bank & Trust†	13,684,409
123,655	Philippine Long Distance Corp.	5,798,523
		29,746,090
Poland - 4.3%
62,809	Bank Pekao S.A.	2,552,870
118,917	Powszechny Zaklad Ubezpieczen S.A.	12,209,691
		14,762,561
Portugal - 0.6%
164,963	Jeronimo Martins SGPS S.A.	2,226,406
South Africa - 7.2%
2,781,455	Nampak, Ltd.	5,172,155
3,421,653	Sanlam, Ltd.	14,796,847
447,679	Shoprite Holding, Ltd.	5,084,235
		25,053,237
South Korea - 19.4%
94,041	KT&G Corp.	8,855,398
26,065	NCSoft Corp.	4,167,349
729,908	Nexen Tire Corp.†	8,875,124
19,644	NongShim Co., Ltd.	6,079,961
14,563	Samsung Electronics Co., Ltd.	13,972,526
68,741	Samsung Fire & Marine Insurance Co., Ltd.	16,232,644
317,873	SK Hynix, Inc.	9,065,903
		67,248,905

Taiwan - 8.4%
529,000	eMemory Technology, Inc.	5,235,666
368,401	Formosa International Hotels	2,464,942
2,296,400	Merry Electronics Co.	2,791,776
7,240,000	Pou Chen Corp.	10,891,171
897,000	President Chain Store Corp.	5,594,304
486,000	Taiwan Semiconductor Manufacturing Co.	1,947,731
		28,925,590
Thailand - 0.3%
1,780,500	Samart Corp. PCL	1,043,102
Turkey - 7.6%
1,938,745	Aksa Akrilik Kimya Sanayii†	6,250,403
2,194,145	Anadolu Hayat Emeklilik A/S†	3,976,627
6,254,329	Turk Telekomunikasyon A/S	12,344,272
3,961,035	Turkiye Sise ve Cam Fabrikalari A/S	3,759,886
		26,331,188
United Arab Emirates - 3.8%
1,682,531	First Gulf Bank	6,399,933
1,965,670	National Bank Abu Dhabi†	5,105,754
930,054	Union National Bank	1,560,931
		13,066,618
Total Common Stocks (Cost $361,156,761)		316,387,997

Preferred Stocks - 0.6%
Brazil - 0.6%
597,300	AES Tiete S.A.	2,134,882
Total Preferred Stocks (Cost $3,335,257)		2,134,882

Warrants - 0.0%
Thailand - 0.0%
400,760	Samart Corp. PCL	21,090
Total Warrants (Cost $36,190)		21,090

Short-Term Investments - 6.4%
Money Market Funds - 6.4%
22,091,423	DWS Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.04%#	22,091,423
Total Short-Term Investments (Cost $22,091,423)		22,091,423
Total Investments - 98.4% (Cost $386,619,631)		340,635,392
Other Assets in Excess of Liabilities - 1.6%		5,686,354
NET ASSETS - 100.0%		$346,321,746

†All or a portion of this security is considered illiquid. At September 30, 2015, the total market value of securities considered illiquid was $24,625,903 or 7.1% of net assets.
#Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$386,805,753
Gross unrealized appreciation		20,389,721
Gross unrealized depreciation		(66,560,082)
Net unrealized depreciation		$(46,170,361)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks:
Brazil	$12,398,203	$-	$-
Chile	$16,968,670	$-	$-
China	$-	$4,740,026	$-
Hungary	$-	$18,471,466	$-
India	$-	$48,122,951	$-
Indonesia	$-	$3,072,152	$-
Luxembourg	$-	$4,210,832	$-
Philippines	$-	$29,746,090	$-
Poland	$-	$14,762,561	$-
Portugal	$-	$2,226,406	$-
South Africa	$-	$25,053,237	$-
South Korea	$-	$67,248,905	$-
Taiwan	$-	$28,925,590	$-
Thailand	$-	$1,043,102	$-
Turkey	$-	$26,331,188	$-
United Arab Emirates	$-	$13,066,618	$-
Preferred Stocks	$2,134,882	$-	$-
Warrants	$21,090	$-	$-
Short-Term Investments	$22,091,423	$-	$-
Total Investments	$53,614,268	$287,021,124	$-

Brown Advisory Emerging Markets Small-Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.7%
China - 32.0%
1,312,500	Bloomage Biotechno Corp., Ltd.†	1,986,526
4,650,000	China Medical System Holdings, Ltd.	5,352,407
12,677,000	China Power International Development, Ltd.	8,269,234
1,218,000	China State Construction International Holdings, Ltd.	1,747,876
3,056,600	China Taiping Insurance Holdings Co., Ltd.*	9,565,987
5,162,000	China Travel International Investment Hong Kong, Ltd.	1,889,233
6,696,000	CITIC Telecom International Holdings, Ltd.	2,298,483
11,918,000	Huaneng Renewables Corp.	4,418,006
4,387,000	Lee & Man Paper Manufacturing, Ltd.	2,226,289
1,972,000	Luye Pharma Group, Ltd.*	1,760,693
2,284,000	Nexteer Automotive Group, Ltd.	2,308,939
4,332,000	Shandong Weigao Group Medical Polymer Co., Ltd.	2,746,268
2,895,966	SSY Group, Ltd.	688,209
1,224,000	Techtronic Industries Co., Ltd.	4,563,139
1,961,000	Tong Ren Tang Technologies Co., Ltd.	2,680,711
2,771,000	Towngas China Co., Ltd.	1,703,281
2,868,000	Wasion Group Holdings, Ltd.	2,977,984
9,584,000	Xinyi Solar Holdings, Ltd.	3,289,142
2,542,000	Zhejiang Expressway Co., Ltd.	2,776,710
		63,249,117
India - 11.7%
454,774	Aurobindo Pharma, Ltd.	5,345,095
1,537,909	Exide Industries, Ltd.	3,657,907
104,042	Strides Arcolab, Ltd.	1,942,786
724,173	UPL, Ltd.	5,075,076
625,905	Yes Bank, Ltd.	6,989,297
		23,010,161
Indonesia - 0.8%
1,451,900	Matahari Department Store TBK	1,603,640
Malaysia - 2.2%
5,622,800	Malakoff Corp. Bhd.	2,074,733
2,311,400	Westports Holdings Bhd.	2,233,568
		4,308,301
Philippines - 3.4%
21,953,000	Megaworld Corp.	2,054,968
1,195,800	Robinsons Land Corp.	728,891
1,217,200	Robinsons Retail Holdings, Inc.	1,903,925
668,060	Security Bank Corp.	1,963,658
		6,651,442
Singapore - 2.7%
1,604,600	Comfortdelgro Corp., Ltd.	3,241,584
1,038,000	M1, Ltd.	2,059,185
		5,300,769
South Korea - 29.7%
19,190	Cuckoo Electronics Co., Ltd.	4,412,673
145,545	Dongbu Insurance Co., Ltd.	7,548,520
27,242	E-Mart Co., Ltd	5,315,315
22,670	Hana Tour Service, Inc.	2,785,267
64,237	Hanon Systems Corp.	2,135,683
30,821	Hotel Shilla Co., Ltd.	3,004,092
72,406	Hyundai Department Store Co., Ltd.	8,205,085
57,418	KEPCO Plant Service & Engineering Co., Ltd.	5,876,920
110,710	Korea Kolmar Co., Ltd.	9,287,256
67,445	Loen Entertainment, Inc.	4,565,380
10,861	Medy-Tox, Inc.	3,928,825
51,005	Modetour Network, Inc.	1,656,639
		58,721,655

Taiwan - 3.2%
224,000	Cleanaway Co., Ltd.	1,001,981
245,000	King Slide Works Co., Ltd.	3,350,429
2,613,000	King's Town Bank	1,856,623
6,329	PChome Online, Inc.	72,966
		6,281,999
Thailand - 5.0%
511,300	Bumrungrad Hospital Public Co., Ltd.	3,048,002
1,720,200	Central Plaza Hotel	1,780,316
3,385,421	Major Cineplex Group Public Co., Ltd.†	2,982,414
2,488,000	Thaicom Public Co., Ltd.	2,162,600
		9,973,332
Total Common Stocks (Cost $187,383,653)		179,100,416

Real Estate Investment Trusts - 1.5%
Singapore - 1.5%
4,327,600	Mapletree Greater China Commercial Trust	2,832,964
Total Real Estate Investment Trusts (Cost $3,295,108)		2,832,964

Mutual Funds - 1.5%
Thailand - 1.5%
8,569,400	Digital Telecommunications Infrastructure Fund	2,974,912
Total Mutual Funds (Cost $3,062,188)		2,974,912

Rights - 0.0%
Taiwan - 0.0%
5,870	PChome Online, Inc.^	3,854
Total Rights (Cost $–)		3,854

Warrants - 0.0%
China - 0.0%
86,250	Ju Teng International Holdings, Ltd.	3,561
Total Warrants (Cost $–)		3,561

Short-Term Investments - 6.2%
Money Market Funds - 6.2%
12,312,018	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.04%#	12,312,018
Total Short-Term Investments (Cost $12,312,018)		12,312,018
Total Investments - 99.9% (Cost $206,052,967)		197,227,725
Other Assets in Excess of Liabilities - 0.1%		272,546
NET ASSETS - 100.0%		$197,500,271

* Non-Income Producing
^ Security is fair valued under the supervision of the Board of Trusees.
† All or a portion of this security is considered illiquid. At September 30, 2015, the total market value of securities considered illiquid was $2,616,027 or 1.3% of net assets.
# Annualized seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Tax cost of investments		$206,482,220
Gross unrealized appreciation		13,366,849
Gross unrealized depreciation		(22,621,344)
Net unrealized depreciation		$(9,254,495)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3

Common Stocks	$-	$179,100,416	$-
Real Estate Investment Trusts	$-	$2,832,964	$-
Mutual Funds	$2,974,912	$-	$-
Rights	$-	$-	$3,854
Warrants	$3,561	$-	$-
Short-Term Investments	$12,312,018	$-	$-
Total Investments	$15,290,491	$181,933,380	$3,854

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title)   /s/ David M. Churchill
                                      David M. Churchill, President

Date   November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                                      David M. Churchill, President

Date   November 25, 2015

By (Signature and Title)* /s/ Jason T. Meix
                                      Jason T. Meix, Treasurer

Date   November 25, 2015

* Print the name and title of each signing officer under his or her signature.